UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Byron D. Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Small/Mid Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

PERFORMANCE OVERVIEW

•

U.S. small- and mid-cap equities ended the volatile period with declines. Stocks rose in late 2019, supported by a benign interest rate environment, progress in U.S.-China trade relations and robust U.S. consumer spending. However, U.S. stocks faced an unprecedented sell-off in the first quarter of 2020. The COVID-19 pandemic ushered in a period of severe economic uncertainty and market volatility as governments around the world restricted travel and social activity to help contain the virus. A collapse in oil prices also contributed to the malaise. Swift and aggressive central bank and government stimulus actions and some signs of slowing infection rates helped the market regain some ground in April. Nonetheless, stocks ended the six-month period with negative returns.

•

During the period, the Janus Henderson Small/Mid Cap Growth Alpha ETF (JSMD) returned -5.84% (based on NAV); its primary benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned -5.64%, and its secondary benchmark, the Russell 2500TM Growth Index, returned -3.96%.

•

JSMD seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small- and mid-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Detroit Street Trust ½ 1

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2020

5 Largest Equity Holdings – (% of Net Assets)
Masimo Corp.
Health Care Equipment & Supplies	3.1%
Paycom Software, Inc.
Software	2.9%
Tyler Technologies, Inc.
Software	2.5%
EPAM Systems, Inc.
IT Services	2.4%
ABIOMED, Inc.
Health Care Equipment & Supplies	2.4%

13.3%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	37.6%
Technology	18.2%
Industrial	16.6%
Consumer, Cyclical	9.5%
Communications	8.4%
Financial	5.9%
Basic Materials	3.5%
Investments Purchased with Cash Collateral from Securities Lending	0.5%
Energy	0.3%
Investment Companies	0.0%

100.5%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2020
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Small/Mid Cap Growth Alpha ETF – NAV	-5.84%	-8.26%	13.55%
Janus Henderson Small/Mid Cap Growth Alpha ETF – Market Price	-5.75%	-8.20%	13.59%
Janus Henderson Small/Mid Cap Growth Alpha Index	-5.64%	-7.91%	14.03%
Russell 2500TM Growth Index	-3.96%	-4.03%	13.30%

*	The Fund commenced operations on February 23, 2016.

Total annual expense ratio as stated in the February 28, 2020 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data. JH Indices does not receive compensation for licensing the index to Janus Capital Management LLC with respect to the Fund.

Janus Detroit Street Trust ½ 3

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Net Annualized Expense Ratio (11/1/19 - 4/30/20)
$1,000.00	$941.60	$1.69	$1,000.00	$1,023.12	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.8%
HEICO Corp.	17,981	$1,575,136
Airlines – 0.2%
Allegiant Travel Co.	2,437	191,256
Auto Components – 0.5%
Fox Factory Holding Corp.*	3,623	184,809
LCI Industries	2,354	204,139
XPEL, Inc.*	2,595	32,386

		421,334
Automobiles – 0.2%
Winnebago Industries, Inc.	3,168	140,564
Beverages – 1.4%
National Beverage Corp.*	24,278	1,219,484
Biotechnology – 4.5%
BioSpecifics Technologies Corp.*	1,756	99,934
Exelixis, Inc.*	73,228	1,808,365
Ionis Pharmaceuticals, Inc.*	33,728	1,872,916
Vanda Pharmaceuticals, Inc.*	12,863	147,925

		3,929,140
Building Products – 4.2%
Allegion PLC	13,906	1,398,109
American Woodmark Corp.*	2,534	130,273
Builders FirstSource, Inc.*	17,389	319,088
Patrick Industries, Inc.	3,573	147,279
Simpson Manufacturing Co., Inc.	6,643	478,960
Trex Co., Inc.*	8,834	841,174
UFP Industries, Inc.	9,195	378,099

		3,692,982
Capital Markets – 0.7%
Evercore, Inc. - Class A	1,511	77,967
Houlihan Lokey, Inc.	1,631	96,849
LPL Financial Holdings, Inc.	2,962	178,372
Owl Rock Capital Corp.	14,686	189,449
PJT Partners, Inc. - Class A	851	41,393

		584,030
Chemicals – 1.3%
Livent Corp.*	45,642	282,981
Quaker Chemical Corp.	5,544	843,353

		1,126,334
Commercial Banks – 1.8%
Ameris Bancorp	2,592	65,915
BancFirst Corp.	1,217	46,867
Bank OZK	4,783	108,192
Business First Bancshares, Inc.	493	6,892
Byline Bancorp, Inc.	1,421	17,507
Cadence BanCorp	4,749	31,438
Capital Bancorp, Inc.*	518	5,626
CBTX, Inc.	937	16,922
CenterState Bank Corp.	4,630	80,516
Coastal Financial Corp.*	443	5,817
CrossFirst Bankshares, Inc.*	1,931	18,673
Eagle Bancorp, Inc.	1,229	43,113
Enterprise Financial Services Corp.	991	30,463
Esquire Financial Holdings, Inc.*	282	4,630
Farmers National Banc Corp.	1,081	13,394
FB Financial Corp.	1,192	26,629
First Bancshares, Inc.	698	13,904

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Commercial Banks – (continued)
First Bank/Hamilton	761	$ 6,027
First Choice Bancorp	433	6,590
First Financial Bankshares, Inc.	5,292	147,382
First Foundation, Inc.	1,662	22,869
Guaranty Bancshares, Inc.	429	11,570
Heartland Financial USA, Inc.	1,368	46,471
Home BancShares, Inc.	6,181	94,755
Independent Bank Corp.	1,278	93,153
Independent Bank Group, Inc.	1,596	48,375
Investar Holding Corp.	417	5,233
Level One Bancorp, Inc.	284	5,143
MainStreet Bancshares, Inc.*	306	4,596
Metropolitan Bank Holding Corp.*	309	7,753
MVB Financial Corp.	440	6,041
Pacific Premier Bancorp, Inc.	2,215	47,290
People’s Utah Bancorp	701	15,058
Preferred Bank	556	21,211
RBB Bancorp	744	9,613
SB One Bancorp	349	6,432
Simmons First National Corp. - Class A	4,227	79,045
SmartFinancial, Inc.	523	7,563
Southern First Bancshares, Inc.*	283	8,252
Sterling Bancorp	7,384	91,045
Texas Capital Bancshares, Inc.*	1,873	52,032
TriState Capital Holdings, Inc.*	1,107	15,742
Veritex Holdings, Inc.	1,899	33,346
Western Alliance Bancorp	3,814	136,846

		1,565,931
Commercial Services & Supplies – 3.6%
Herman Miller, Inc.	8,845	199,366
IAA, Inc.*	19,994	771,768
McGrath RentCorp	3,636	198,344
Rollins, Inc.	49,032	1,961,280

		3,130,758
Communications Equipment – 3.5%
Ciena Corp.*	26,348	1,218,595
Ubiquiti, Inc.	11,109	1,799,991

		3,018,586
Construction & Engineering – 0.5%
Comfort Systems USA, Inc.	5,481	182,517
Construction Partners, Inc. - Class A*	4,897	89,762
IES Holdings, Inc.*	3,178	62,766
NV5 Global, Inc.*	1,928	90,134

		425,179
Consumer Finance – 0.4%
Credit Acceptance Corp.*	676	210,621
Green Dot Corp. - Class A*	1,925	58,713
LendingTree, Inc.*	487	121,443

		390,777
Containers & Packaging – 1.9%
Berry Global Group, Inc.*	41,394	1,647,067
Distributors – 0.9%
Pool Corp.	3,766	797,112
Diversified Consumer Services – 1.1%
Bright Horizons Family Solutions, Inc.*	5,473	637,331
frontdoor, Inc.*	8,029	310,802

		948,133

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.0%
Bandwidth, Inc. - Class A*	315	$ 25,691
Electrical Equipment – 1.2%
Acuity Brands, Inc.	5,934	513,825
Atkore International Group, Inc.*	7,112	173,106
GrafTech International Ltd.	40,272	327,009

		1,013,940
Electronic Equipment & Instruments – 1.3%
KEMET Corp.	9,977	269,479
Napco Security Technologies, Inc.*	3,163	63,387
SYNNEX Corp.	8,808	771,228

		1,104,094
Energy Equipment & Services – 0.1%
ProPetro Holding Corp.*	10,850	46,004
Solaris Oilfield Infrastructure, Inc. - Class A	3,271	22,374

		68,378
Entertainment – 0.0%
Akazoo S.A.*	831	997
Sciplay Corp. - Class A*	388	4,093
World Wrestling Entertainment, Inc. - Class A	810	36,021

		41,111
Equity Real Estate Investment Trusts (REITs) – 1.3%
CareTrust, Inc.	1,936	31,905
CoreSite Realty Corp.	765	92,710
CubeSmart	3,929	99,011
CyrusOne, Inc.	2,331	163,520
Gladstone Land Corp.	433	5,811
Jernigan Capital, Inc.	472	6,230
Lamar Advertising Co. - Class A	1,747	100,715
Medical Properties Trust, Inc.	10,583	181,393
NexPoint Residential Trust, Inc.	563	16,929
Rexford Industrial Realty, Inc.	2,313	94,185
Safehold, Inc.	971	56,085
STAG Industrial, Inc.	3,019	79,249
STORE Capital Corp.	4,958	99,507
Terreno Realty Corp.	1,367	74,939

		1,102,189
Food & Staples Retailing – 0.2%
HF Foods Group, Inc.*,#	27,187	221,030
Food Products – 0.6%
Calavo Growers, Inc.	9,174	532,092
Health Care Equipment & Supplies – 10.7%
ABIOMED, Inc.*	10,805	2,066,456
FONAR Corp.*	1,542	30,069
Inogen, Inc.*	5,282	264,100
LeMaitre Vascular, Inc.	4,794	136,581
Masimo Corp.*	12,899	2,759,225
Neogen Corp.*	12,639	791,075
Penumbra, Inc.*	8,404	1,490,197
Quidel Corp.*	10,042	1,395,838
Tactile Systems Technology, Inc.*	4,592	237,039
Zynex, Inc.*	7,851	138,649

		9,309,229
Health Care Providers & Services – 4.5%
AMN Healthcare Services, Inc.*	11,234	527,773
BioTelemetry, Inc.*	8,151	380,733
Chemed Corp.	3,848	1,602,962

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
HealthEquity, Inc.*	16,996	$ 956,365
National Research Corp.	5,978	308,405
Pennant Group, Inc.*	6,677	132,138

		3,908,376
Hotels, Restaurants & Leisure – 1.8%
Choice Hotels International, Inc.	5,244	393,562
Dave & Buster’s Entertainment, Inc.	2,876	42,105
Nathan’s Famous, Inc.	398	22,395
Planet Fitness, Inc. – Class A*	7,389	445,778
Texas Roadhouse, Inc.	6,531	307,545
Wingstop, Inc.	2,770	324,838

		1,536,223
Household Durables – 0.8%
Cavco Industries, Inc.*	862	133,334
Hooker Furniture Corp.	1,116	16,729
Installed Building Products, Inc.*	2,824	139,251
Legacy Housing Corp.*	2,326	22,748
LGI Homes, Inc.*	2,387	144,605
TopBuild Corp.*	3,149	293,455

		750,122
Insurance – 0.9%
Benefytt Technologies, Inc.*	455	11,889
Brown & Brown, Inc.	10,480	376,337
Kinsale Capital Group, Inc.	823	89,394
National General Holdings Corp.	4,221	80,326
NI Holdings, Inc.*	824	11,132
Palomar Holdings, Inc.*	903	52,826
Primerica, Inc.	1,539	159,917
Universal Insurance Holdings, Inc.	1,237	22,551

		804,372
Interactive Media & Services – 0.2%
Cargurus, Inc.*	1,567	35,853
Eventbrite, Inc. - Class A*	979	8,928
EverQuote, Inc. - Class A*	215	8,379
Match Group, Inc.*,#	1,242	95,584

		148,744
Internet & Catalog Retail – 1.5%
Chewy, Inc. - Class A*	5,032	217,584
Duluth Holdings, Inc. - Class B*	2,743	10,999
Etsy, Inc.*	11,099	719,992
Stamps.com, Inc.*	1,606	254,182
Stitch Fix, Inc. - Class A*,#	5,208	83,588

		1,286,345
IT Services – 4.4%
EPAM Systems, Inc.*	9,447	2,086,748
Euronet Worldwide, Inc.*	9,249	848,688
GreenSky, Inc. - Class A*	11,371	49,350
Hackett Group, Inc.	5,117	75,885
MAXIMUS, Inc.	10,947	736,952
Paysign, Inc.#,*	8,206	70,572

		3,868,195
Leisure Equipment & Products – 0.3%
Callaway Golf Co.	8,854	126,789
Johnson Outdoors, Inc. - Class A	833	56,944
Malibu Boats, Inc. - Class A*	1,935	66,525
Marine Products Corp.	3,194	31,046

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Leisure Equipment & Products – (continued)
MasterCraft Boat Holdings, Inc.*	1,774	$ 18,538

		299,842
Life Sciences Tools & Services – 4.1%
Medpace Holdings, Inc.*	8,653	691,028
PRA Health Sciences, Inc.*	15,242	1,470,853
Syneos Health, Inc.*	24,996	1,394,527

		3,556,408
Machinery – 3.9%
Albany International Corp. - Class A	4,593	234,886
Allison Transmission Holdings, Inc.	17,637	640,929
Blue Bird Corp.*	4,018	49,301
Graco, Inc.	25,143	1,122,886
John Bean Technologies Corp.	4,742	363,901
Kadant, Inc.	1,710	143,794
Middleby Corp.*	8,415	468,126
Proto Labs, Inc.*	4,011	407,478

		3,431,301
Media – 0.9%
Cable One, Inc.	99	189,373
Interpublic Group of Cos., Inc.	6,612	112,272
Nexstar Media Group, Inc. - Class A	784	54,912
Sirius XM Holdings, Inc.	75,263	444,804

		801,361
Metals & Mining – 2.4%
Reliance Steel & Aluminum Co.	20,901	1,872,311
Warrior Met Coal, Inc.	15,974	200,474

		2,072,785
Mortgate Real Estate Investment Trusts (REITs) – 0.0%
TPG RE Finance Trust, Inc.	2,843	21,863
Multiline Retail – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	5,990	406,781
Oil, Gas & Consumable Fuels – 0.0%
Altus Midstream Co. - Class A*	8,093	6,151
Evolution Petroleum Corp.	3,576	10,621
Falcon Minerals Corp.	4,965	12,139

		28,911
Personal Products – 0.9%
BellRing Brands, Inc. - Class A*	20,556	360,347
Medifast, Inc.	6,055	459,453

		819,800
Pharmaceuticals – 3.0%
Corcept Therapeutics, Inc.*	27,477	347,859
Innoviva, Inc.*	24,292	344,461
Jazz Pharmaceuticals PLC*	13,457	1,483,634
Phibro Animal Health Corp. - Class A	4,865	129,944
Supernus Pharmaceuticals, Inc.*	12,578	294,325

		2,600,223
Professional Services – 2.2%
ASGN, Inc.*	7,907	367,280
BG Staffing, Inc.	1,534	18,638
FTI Consulting, Inc.*	5,614	714,999
Insperity, Inc.	5,895	281,251
TriNet Group, Inc.*	10,295	504,146

		1,886,314

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	1,047	$ 110,542
Newmark Group, Inc. - Class A	3,221	12,497
RMR Group, Inc. - Class A	310	9,195

		132,234
Road & Rail – 0.6%
Marten Transport Ltd.	8,212	184,113
Saia, Inc.*	3,899	360,736

		544,849
Semiconductors & Semiconductor Equipment – 3.3%
ACM Research, Inc. - Class A*	2,796	111,644
Entegris, Inc.	23,047	1,249,839
Monolithic Power Systems, Inc.	7,466	1,492,528

		2,854,011
Software – 15.7%
Alarm.com Holdings, Inc.*	8,344	373,227
Alteryx, Inc. - Class A*	8,948	1,012,734
Appfolio, Inc. - Class A*	2,809	308,597
Aspen Technology, Inc.*	11,627	1,188,861
Ebix, Inc.	5,219	109,234
Fair Isaac Corp.*	4,989	1,760,817
Intelligent Systems Corp.*,#	1,528	51,249
Paycom Software, Inc.*	9,697	2,531,111
Paylocity Holding Corp.*	9,179	1,051,271
Qualys, Inc.*	6,694	705,815
ShotSpotter, Inc.*	1,957	67,262
SPS Commerce, Inc.*	5,968	331,284
Trade Desk, Inc. - Class A*	6,822	1,995,981
Tyler Technologies, Inc.*	6,745	2,163,054

		13,650,497
Specialty Retail – 1.4%
Boot Barn Holdings, Inc.*	2,708	49,990
Five Below, Inc.*	5,238	472,258
Floor & Decor Holdings, Inc. - Class A*	9,561	405,386
Lithia Motors, Inc. - Class A	2,136	236,156
MarineMax, Inc.*	2,024	29,166

		1,192,956
Textiles, Apparel & Luxury Goods – 1.4%
Columbia Sportswear Co.	6,343	462,341
Deckers Outdoor Corp.*	2,633	391,685
Skechers U.S.A., Inc. - Class A*	12,602	355,125

		1,209,151
Thrifts & Mortgage Finance – 0.4%
Axos Financial, Inc.*	2,282	52,600
Bridgewater Bancshares, Inc.*	1,077	10,910
Essent Group Ltd.	3,662	100,046
FS Bancorp, Inc.	165	6,922
Merchants Bancorp	1,070	16,478
Meta Financial Group, Inc.	1,353	24,922
NMI Holdings, Inc. - Class A*	2,546	34,422
OP Bancorp	583	4,116
Pioneer Bancorp, Inc.*	967	10,231
Sachem Capital Corp.	822	1,850
Southern Missouri Bancorp, Inc.	343	8,139
Sterling Bancorp, Inc.	1,858	6,707
Timberland Bancorp, Inc.	311	6,018
Walker & Dunlop, Inc.	1,154	44,348

		327,709

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.9%
BMC Stock Holdings, Inc.*	9,995	$ 212,394
SiteOne Landscape Supply, Inc.*	6,258	554,646

		767,040
Total Common Stocks (cost $83,337,250)		87,127,970
Investment Companies – 0.0%
Money Markets – 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.2162%ºº (cost $19)	19	19
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0964%ºº,£	335,800	335,800
Time Deposits – 0.1%
Rabobank, 0.0400%, 5/1/20	$83,950	83,950
Total Investments Purchased with Cash Collateral from Securities Lending (cost $419,750)		419,750
Total Investments (total cost $83,757,019) – 100.5%		87,547,739
Liabilities, net of Cash, Receivables and Other Assets – (0.5%)		(431,649)
Net Assets – 100%		$87,116,090

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$84,664,999	96.7%
Ireland	2,881,743	3.3
United Kingdom	997	0.0
Total	$87,547,739	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0964%ºº	$7,280	Δ	$ —	$ —	$335,800

	Market Value at 10/31/19		Purchases	Sales	Market Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0964%ºº	$4,546,656		$3,105,963	$(7,316,819)	$335,800

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

April 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha Index	Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-capitalization stocks that are poised for sustainable growth (Smart Growth®) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.

Russell 2500™ Growth Index	Russell 2500™ Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2020.

ºº	Rate reflects 7 day yield as of April 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2020. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks	$87,127,970	$—	$—

Investment Companies	19	—	—

Investments Purchased with Cash Collateral from Securities Lending	—	419,750	—

Total Assets	$87,127,989	$419,750	$—

12 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets:
Unaffiliated investments, at value(1)(2)	$87,211,939
Affiliated investments, at value(3)	335,800
Receivables:
Dividends	22,336
Affiliated securities lending income, net	108
Due from Investment Manager	2,940
Total Assets	87,573,123
Liabilities:
Collateral on securities loaned (Note 2)	419,750
Payables:
Due to custodian	14,302
Management fees	22,981
Total Liabilities	457,033
Net Assets	$87,116,090
Net Assets Consists of:
Capital (par value and paid-in surplus)	$93,794,316
Total distributable earnings (loss)	(6,678,226)
Total Net Assets	$87,116,090
Net Assets	$87,116,090
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	2,102,000
Net Asset Value Per Share	$41.44

(1)	Includes cost of $83,421,219.
(2)	Includes $409,150 of securities on loan. See Note 2 in Notes to Financial Statements.
(3)	Includes cost of $335,800.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2020

Investment Income:
Dividends	$349,993
Affiliated securities lending income, net	7,280
Total Investment Income	357,273
Expenses:
Management Fees	171,340
Total Expenses	171,340
Net Investment Income/(Loss)	185,933
Net Realized Gain/(Loss) on Investments:
Investments	$(8,077,517)
Total Net Realized Gain/(Loss) on Investments	$(8,077,517)
Change in Unrealized Net Appreciation/Depreciation:
Investments	$1,225,111
Total Change in Unrealized Net Appreciation/Depreciation	$1,225,111
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,666,473)

See Notes to Financial Statements.

14 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$185,933	$308,674
Net realized gain/(loss) on investments	(8,077,517)	(460,441)
Change in unrealized net appreciation/depreciation	1,225,111	4,705,366
Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,666,473)	4,553,599
Dividends and Distributions to Shareholders:
Dividends and Distributions	(213,264)	(268,630)
Net Decrease from Dividends and Distributions to Shareholders	(213,264)	(268,630)
Capital Share Transactions	(3,125,221)	41,737,139
Net Increase/(Decrease) in Net Assets	(10,004,958)	46,022,108
Net Assets:
Beginning of period	97,121,048	51,098,940
End of period	$87,116,090	$97,121,048

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Small/Mid Cap Growth Alpha ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2020 (unaudited) and each year or period ended October 31	2020	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$44.11	$40.81	$36.77	$28.82	$24.75
	Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.19	0.15	0.10	0.18
Net realized and unrealized gain/(loss)	(2.65)	3.30	4.03	7.99	3.93
Total from Investment Operations	(2.57)	3.49	4.18	8.09	4.11
	Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.19)	(0.14)	(0.14)	(0.04)
Total Dividends and Distributions	(0.10)	(0.19)	(0.14)	(0.14)	(0.04)
Net Asset Value, End of Period	$41.44	$44.11	$40.81	$36.77	$28.82
Total Return*	(5.84)%	8.60%	11.37%	28.14%	16.60%
Net assets, End of Period (in thousands)	$87,116	$97,121	$51,099	$22,138	$10,146
Average Net Assets for the Period (in thousands)	$98,446	$71,903	$36,173	$16,594	$5,482
	Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	0.38%	0.43%	0.37%	0.31%	0.93%
Portfolio Turnover Rate(3)	48%	80%	79%	76%	65%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

16 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers five Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) by certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Janus Detroit Street Trust ½ 17

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

18 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). The United Kingdom formally left the EU on January 31, 2020 and entered into an

Janus Detroit Street Trust ½ 19

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

eleven-month transition period, during which the United Kingdom will remain subject to EU laws and regulations. There is considerable uncertainty relating to the potential consequences of the United Kingdom’s exit and how negotiations for new trade agreements will be conducted or concluded.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure and reinsure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission the (“SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank NA	$409,150	$—	$(409,150)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

20 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified broker-dealers and institutions. Effective March 5, 2020, JP Morgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2020, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $409,150 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2020 is $419,750, resulting in the net amount due to the counterparty of $10,600.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Detroit Street Trust ½ 21

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2020, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions.

The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.

As of April 30, 2020, Janus Capital owned 2,000 shares or 0.10% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2020, the Fund engaged in cross trades amounting to $814,399 in purchases and $690,856 in sales, resulting in a net realized loss of $90,438. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2020 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing

22 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2019 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(2,237,492)	$(79,157)	$(2,316,649)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2020 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$83,877,354	$10,599,632	$(6,929,247)	$3,670,385

5. Capital Share Transactions

	Period ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	250,000	$10,274,408	1,400,000	$59,499,563
Shares repurchased	(350,000)	(13,399,629)	(450,000)	(17,762,424)
Net Increase/(Decrease)	(100,000)	$(3,125,221)	950,000	$41,737,139

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$46,606,287	$46,584,086	$—	$—

For the period ended April 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$10,273,419	$13,393,965	$—	$—

During the period ended April 30, 2020, the Fund had net realized gain/(loss) of $1,941,890 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

Janus Detroit Street Trust ½ 23

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided to early adopt the removed and modified disclosures in these financial statements.

8. Other Matters

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 has been and may continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to utilize cash redemptions, if any. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

9. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2020 and through the date of the issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

At an in-person meeting held on April 23, 2020, the Board approved an amendment to the Fund’s Investment Advisory and Management Agreement, which provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate is effective May 1, 2020 and is provided below.

New Management Fee Rate (As a Percentage of Daily Net Assets)

$0-$500 million	0.30%
Next $500 million	0.25%
Over $1 billion	0.20%

24 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Detroit Street Trust ½ 25

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 22-23, 2020 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”) and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD and JMBS, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since the inception of the Funds. The Trustees previously met via telephone on March 13, 2020 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and

26 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and OLD were in the 1st, 2nd, 2nd, 1st and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further noted that the Adviser had further reduced the management fees charged to JSMD, JSML, VNLA, JMBS and OLD at the April 22-23, 2020 Meeting by implementing reductions in breakpoints and, in the case of VNLA, installing an expense limitation agreement to cap that Fund’s total operating expenses at 0.26%.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints in the current investment advisory agreement at various asset levels.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, and/or three-year period, as applicable. The Board noted that for the one-, two- and three-year periods, respectively, OLD was reported to be in the 1st, 1st and 4th quintiles, JSMD was reported to be in the 3rd, 2nd and 3rd quintiles and JSML was reported to be in the 3rd, 2nd and 2nd quintiles. VNLA was reported to be in the 5th and 2nd quintiles for the one- and two-year periods, respectively. JMBS was reported to be in the 2nd quintile for the one-year period. The Board considered the Adviser’s explanation of performance provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.

With respect to OLD, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Detroit Street Trust ½ 27

Janus Henderson Small/Mid Cap Growth Alpha ETF

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. The Trustees of the Fund (the “Trustees”) authorized the Fund to adopt a LRMP effective December 1, 2018, and the Trustees subsequently approved the Fund’s LRMP that went into effect on June 1, 2019. The LRMP incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) in-kind exchange-traded funds; (vi) redemptions in-kind; and (vii) board oversight. The LRMP also takes into account considerations unique to an exchange traded fund (“ETF”), including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether the ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.

The Trustees have designated Janus Capital Management LLC, the Fund’s investment adviser (“Janus Capital”), as the Program Administrator for the LRMP. A working group comprised of various groups within Janus Capital’s business is responsible for administering different aspects of the LRMP.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Janus Capital that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, as applicable, and any material changes to the LRMP (the “Program Administrator Report”). During the semi-annual period ended April 30, 2020, Janus Capital provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Program Administrator Report, and the Fund was able to process redemptions during the normal course of business during the Reporting Period. In addition, Janus Capital expressed its belief in the Program Administrator Report that:

•

the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; and

•	the LRMP, including the Highly Liquid Investment Minimum where applicable, was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk.

*            *            *

28 ½ APRIL 30, 2020

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 29

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93062 04-20

SEMIANNUAL REPORT

April 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Small Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

PERFORMANCE OVERVIEW

•

U.S. small-cap equities ended the volatile period with declines. Stocks rose in late 2019, supported by a benign interest rate environment, progress in U.S.-China trade relations and robust U.S. consumer spending. However, U.S. stocks faced an unprecedented sell-off in the first quarter of 2020. The COVID-19 pandemic ushered in a period of severe economic uncertainty and market volatility as governments around the world restricted travel and social activity to help contain the virus. A collapse in oil prices also contributed to the malaise. Swift and aggressive central bank and government stimulus actions and some signs of slowing infection rates helped the market regain some ground in April. Nonetheless, stocks ended the six-month period with negative returns.

•

During the period, the Janus Henderson Small Cap Growth Alpha ETF (JSML) returned -8.00% (based on NAV); its primary benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned -7.79%, and its secondary benchmark, the Russell 2000® Growth Index, returned -7.62%.

•

JSML seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Detroit Street Trust ½ 1

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2020

5 Largest Equity Holdings – (% of Net Assets)
Quidel Corp.
Health Care Equipment & Supplies	5.6%
Qualys, Inc.
Software	4.1%
Ubiquiti, Inc.
Communications Equipment	3.8%
II-VI, Inc.
Electronic Equipment & Instruments	3.6%
LHC Group, Inc.
Health Care Providers & Services	3.4%

20.5%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	33.5%
Industrial	22.0%
Technology	17.1%
Consumer, Cyclical	10.8%
Financial	8.0%
Communications	5.0%
Basic Materials	2.5%
Investments Purchased with Cash Collateral from Securities Lending	1.2%
Energy	1.1%
Investment Companies	0.0%

101.2%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2020
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Small Cap Growth Alpha ETF – NAV	-8.00%	-8.39%	12.34%
Janus Henderson Small Cap Growth Alpha ETF – Market Price	-7.78%	-8.35%	12.36%
Janus Henderson Small Cap Growth Alpha Index	-7.79%	-7.94%	12.71%
Russell 2000® Growth Index	-7.62%	-9.22%	11.23%

*	The Fund commenced operations on February 23, 2016.

Total annual expense ratio as stated in the February 28, 2020 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data. JH Indices does not receive compensation for licensing the index to Janus Capital Management LLC with respect to the Fund.

Janus Detroit Street Trust ½ 3

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Net Annualized Expense Ratio (11/1/19 - 4/30/20)
$1,000.00	$920.00	$1.67	$1,000.00	$1,023.12	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.3%
Aerojet Rocketdyne Holdings, Inc.*	11,888	$489,072
Air Freight & Logistics – 0.1%
Radiant Logistics, Inc.*	7,501	32,104
Airlines – 0.5%
Allegiant Travel Co.	2,459	192,982
Auto Components – 0.9%
Fox Factory Holding Corp.*	2,963	151,143
LCI Industries	1,925	166,936
XPEL, Inc.*	2,124	26,507

		344,586
Automobiles – 0.3%
Winnebago Industries, Inc.	2,590	114,918
Beverages – 1.2%
MGP Ingredients, Inc.	2,592	97,796
National Beverage Corp.*	7,082	355,729

		453,525
Biotechnology – 1.0%
BioSpecifics Technologies Corp.*	2,704	153,885
Vanda Pharmaceuticals, Inc.*	19,776	227,424

		381,309
Building Products – 4.1%
American Woodmark Corp.*	2,555	131,352
Builders FirstSource, Inc.*	17,539	321,841
Patrick Industries, Inc.	3,607	148,680
PGT Innovations, Inc.*	8,846	91,468
Simpson Manufacturing Co., Inc.	6,700	483,070
UFP Industries, Inc.	9,275	381,388

		1,557,799
Capital Markets – 1.1%
Cohen & Steers, Inc.	1,355	78,238
Diamond Hill Investment Group, Inc.	94	10,299
Evercore, Inc. - Class A	1,165	60,114
Houlihan Lokey, Inc.	1,258	74,700
Owl Rock Capital Corp.	11,326	146,105
PJT Partners, Inc. - Class A	656	31,908
Safeguard Scientifics, Inc.	592	4,197

		405,561
Chemicals – 3.1%
Chase Corp.	2,425	228,580
Livent Corp.*	37,569	232,928
Quaker Chemical Corp.	4,563	694,124

		1,155,632
Commercial Banks – 2.4%
Allegiance Bancshares, Inc.	583	14,622
Atlantic Union Bankshares Corp.	2,271	54,209
BancFirst Corp.	938	36,122
Business First Bancshares, Inc.	381	5,326
Byline Bancorp, Inc.	1,097	13,515
Cadence BanCorp	3,659	24,223
Capital Bancorp, Inc.*	398	4,322
Capstar Financial Holdings, Inc.	527	6,013
Carolina Financial Corp.	712	24,087
CBTX, Inc.	723	13,057
CenterState Bank Corp.	3,568	62,048
Central Valley Community Bancorp	374	5,472

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Commercial Banks – (continued)
Civista Bancshares, Inc.	479	$ 7,343
Coastal Financial Corp.*	341	4,477
CrossFirst Bankshares, Inc.*	1,489	14,399
Eagle Bancorp, Inc.	948	33,256
Enterprise Bancorp, Inc.	339	8,187
Enterprise Financial Services Corp.	762	23,424
Esquire Financial Holdings, Inc.*	219	3,596
Farmers National Banc Corp.	834	10,333
FB Financial Corp.	918	20,508
First Bancshares, Inc.	539	10,737
First Choice Bancorp	333	5,068
First Foundation, Inc.	1,281	17,627
Franklin Financial Network, Inc.	425	10,081
Guaranty Bancshares, Inc.	331	8,927
Heartland Financial USA, Inc.	1,054	35,804
Independent Bank Corp.	985	71,797
Independent Bank Group, Inc.	1,231	37,312
Level One Bancorp, Inc.	221	4,002
Mackinac Financial Corp.	308	3,179
MainStreet Bancshares, Inc.*	237	3,560
Metropolitan Bank Holding Corp.*	238	5,971
Midland States Bancorp, Inc.	700	11,354
MVB Financial Corp.	339	4,655
Pacific Premier Bancorp, Inc.	1,706	36,423
Parke Bancorp, Inc.	374	5,270
People’s Utah Bancorp	541	11,621
Preferred Bank	428	16,328
QCR Holdings, Inc.	454	13,974
RBB Bancorp	575	7,429
SB One Bancorp	268	4,939
Seacoast Banking Corp. of Florida*	1,477	33,188
Simmons First National Corp. - Class A	3,258	60,925
Southern First Bancshares, Inc.*	220	6,415
Stock Yards Bancorp, Inc.	648	21,410
TriCo Bancshares	876	26,385
TriState Capital Holdings, Inc.*	852	12,115
Triumph Bancorp, Inc.*	706	19,563
Veritex Holdings, Inc.	1,463	25,690

		920,288
Commercial Services & Supplies – 1.1%
Herman Miller, Inc.	8,920	201,057
McGrath RentCorp	3,670	200,198

		401,255
Communications Equipment – 3.8%
Ubiquiti, Inc.	8,724	1,413,550
Construction & Engineering – 1.1%
Comfort Systems USA, Inc.	5,529	184,116
Construction Partners, Inc. - Class A*	4,939	90,532
IES Holdings, Inc.*	3,205	63,299
NV5 Global, Inc.*	1,947	91,022

		428,969
Construction Materials – 1.2%
Summit Materials, Inc. - Class A*	29,160	440,608
Consumer Finance – 0.4%
Green Dot Corp. - Class A*	1,485	45,293
LendingTree, Inc.*	374	93,264

		138,557

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	1,450	$ 41,789
Atkore International Group, Inc.*	7,171	174,542

		216,331
Electronic Equipment & Instruments – 9.3%
II-VI, Inc.*	39,859	1,371,947
Insight Enterprises, Inc.*	19,437	1,055,235
KEMET Corp.	32,116	867,453
Napco Security Technologies, Inc.*	10,187	204,147

		3,498,782
Energy Equipment & Services – 0.5%
KLX Energy Services Holdings, Inc.*,#	4,306	5,598
National Energy Services Reunited Corp.*	15,589	79,660
ProPetro Holding Corp.*	17,956	76,133
Solaris Oilfield Infrastructure, Inc. - Class A	5,438	37,196

		198,587
Entertainment – 0.0%
Akazoo S.A.*	2,421	2,905
Sciplay Corp. - Class A*	1,123	11,848

		14,753
Equity Real Estate Investment Trusts (REITs) – 1.4%
CareTrust, Inc.	8,047	132,615
Independence Realty Trust, Inc.	7,681	77,348
Jernigan Capital, Inc.	1,961	25,885
NexPoint Residential Trust, Inc.	2,132	64,109
Safehold, Inc.	4,028	232,657

		532,614
Food & Staples Retailing – 0.2%
HF Foods Group, Inc.*,#	7,931	64,479
Food Products – 0.4%
Calavo Growers, Inc.	2,674	155,092
Health Care Equipment & Supplies – 8.6%
FONAR Corp.*	2,375	46,313
Inogen, Inc.*	8,122	406,100
iRadimed Corp.*	4,191	91,196
LeMaitre Vascular, Inc.	7,368	209,914
Quidel Corp.*	15,321	2,129,619
Tactile Systems Technology, Inc.*	7,061	364,489

		3,247,631
Health Care Providers & Services – 8.7%
AMN Healthcare Services, Inc.*	16,079	755,391
BioTelemetry, Inc.*	12,531	585,323
LHC Group, Inc.*	9,742	1,266,363
National Research Corp.	9,195	474,370
Pennant Group, Inc.*	10,264	203,125

		3,284,572
Hotels, Restaurants & Leisure – 2.1%
Choice Hotels International, Inc.	4,289	321,889
Dave & Buster’s Entertainment, Inc.#	2,352	34,433
Nathan’s Famous, Inc.	324	18,232
Shake Shack, Inc. - Class A*	2,648	144,343
Wingstop, Inc.	2,266	265,734

		784,631
Household Durables – 1.7%
Cavco Industries, Inc.*	704	108,895
Century Communities, Inc.*	2,543	54,471

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Household Durables – (continued)
Hooker Furniture Corp.	916	$ 13,731
Installed Building Products, Inc.*	2,309	113,857
Legacy Housing Corp.*	1,902	18,601
LGI Homes, Inc.*	1,951	118,192
M.D.C. Holdings, Inc.	4,814	140,809
M/I Homes, Inc.*	2,198	55,961
ZAGG, Inc.*	2,237	7,382

		631,899
Insurance – 0.8%
Benefytt Technologies, Inc.*	353	9,224
eHealth, Inc.*	663	70,742
Investors Title Co.	54	7,231
Kinsale Capital Group, Inc.	636	69,082
National General Holdings Corp.	3,254	61,924
NI Holdings, Inc.*	634	8,565
Palomar Holdings, Inc.*	695	40,657
Universal Insurance Holdings, Inc.	952	17,355

		284,780
Interactive Media & Services – 0.5%
ANGI Homeservices, Inc. - Class A*	4,016	27,208
Cargurus, Inc.*	4,548	104,058
Eventbrite, Inc. - Class A*	2,838	25,883
EverQuote, Inc. - Class A*	624	24,317

		181,466
Internet & Catalog Retail – 0.7%
Chewy, Inc. - Class A*	4,115	177,933
Duluth Holdings, Inc. - Class B*,#	2,243	8,994
Stitch Fix, Inc. - Class A*,#	4,259	68,357

		255,284
IT Services – 3.4%
CSG Systems International, Inc.	18,106	879,589
GreenSky, Inc. - Class A*	36,605	158,866
Paysign, Inc.*,#	26,415	227,169

		1,265,624
Leisure Equipment & Products – 0.6%
Callaway Golf Co.	7,241	103,691
Johnson Outdoors, Inc. - Class A	682	46,621
Malibu Boats, Inc. - Class A*	1,583	54,424
Marine Products Corp.	2,612	25,389
MasterCraft Boat Holdings, Inc.*	1,451	15,163

		245,288
Life Sciences Tools & Services – 2.8%
Medpace Holdings, Inc.*	13,159	1,050,878
Machinery – 2.2%
Albany International Corp. - Class A	4,635	237,034
Blue Bird Corp.*	4,054	49,743
Kadant, Inc.	1,724	144,971
Proto Labs, Inc.*	4,046	411,033

		842,781
Media – 0.1%
AMC Networks, Inc. - Class A*	2,179	51,969
Metals & Mining – 0.4%
Warrior Met Coal, Inc.	13,148	165,007
Mortgate Real Estate Investment Trusts (REITs) – 0.0%
TPG RE Finance Trust, Inc.	2,191	16,849

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.1%
Altus Midstream Co. - Class A*,#	13,390	$ 10,176
Evolution Petroleum Corp.	5,918	17,577
Falcon Minerals Corp.	8,215	20,086

		47,839
Personal Products – 0.6%
BellRing Brands, Inc. - Class A*	5,996	105,110
Medifast, Inc.	1,766	134,004

		239,114
Pharmaceuticals – 4.6%
Corcept Therapeutics, Inc.*	42,241	534,784
Innoviva, Inc.*	37,341	529,495
Phibro Animal Health Corp. - Class A	7,478	199,737
Supernus Pharmaceuticals, Inc.*	19,339	452,533

		1,716,549
Professional Services – 1.4%
BG Staffing, Inc.	1,546	18,784
TriNet Group, Inc.*	10,383	508,455

		527,239
Real Estate Management & Development – 0.2%
Newmark Group, Inc. - Class A	13,371	51,880
RMR Group, Inc. - Class A	1,290	38,261

		90,141
Road & Rail – 1.5%
Marten Transport Ltd.	8,281	185,660
Saia, Inc.*	3,933	363,881

		549,541
Semiconductors & Semiconductor Equipment – 1.0%
ACM Research, Inc. - Class A*	9,002	359,450
Software – 17.2%
Alarm.com Holdings, Inc.*	24,526	1,097,048
Appfolio, Inc. - Class A*	9,039	993,025
Ebix, Inc.	16,807	351,771
Intelligent Systems Corp.*,#	4,919	164,983
Paylocity Holding Corp.*	9,136	1,046,346
Qualys, Inc.*	14,760	1,556,294
ShotSpotter, Inc.*	6,301	216,565
SPS Commerce, Inc.*	19,215	1,066,625

		6,492,657
Specialty Retail – 1.1%
Boot Barn Holdings, Inc.*	2,213	40,852
Floor & Decor Holdings, Inc. - Class A*	7,816	331,398
MarineMax, Inc.*	1,655	23,849

		396,099
Textiles, Apparel & Luxury Goods – 1.0%
Columbia Sportswear Co.	5,187	378,080
Thrifts & Mortgage Finance – 0.6%
Axos Financial, Inc.*	1,759	40,545
Bridgewater Bancshares, Inc.*	831	8,418
FS Bancorp, Inc.	127	5,328
Merchants Bancorp	824	12,689
Meta Financial Group, Inc.	1,042	19,194
NMI Holdings, Inc. - Class A*	1,962	26,526
OP Bancorp	450	3,177
PennyMac Financial Services, Inc.	2,251	67,913
Pioneer Bancorp, Inc.*	745	7,882

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
Sachem Capital Corp.	634	$ 1,426
Southern Missouri Bancorp, Inc.	264	6,265
Sterling Bancorp, Inc.	1,432	5,169
Timberland Bancorp, Inc.	240	4,644
Walker & Dunlop, Inc.	888	34,126

		243,302
Trading Companies & Distributors – 2.1%
BMC Stock Holdings, Inc.*	10,081	214,221
SiteOne Landscape Supply, Inc.*	6,311	559,344

		773,565
Total Common Stocks (cost $38,709,329)		37,673,588
Investment Companies – 0.0%
Money Markets – 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.2162%¥ (cost $4,176)	4,176	4,176
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0964%¥,£	349,566	349,566
Time Deposits – 0.3%
Rabobank, 0.0400%, 5/1/20	$87,392	87,392
Total Investments Purchased with Cash Collateral from Securities Lending (cost $436,958)		436,958
Total Investments (total cost $39,150,463) – 101.2%		38,114,722
Liabilities, net of Cash, Receivables and Other Assets – (1.2%)		(434,778)
Net Assets – 100%		$37,679,944

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$38,111,817	100.0%
United Kingdom	2,905	0.0
Total	$38,114,722	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0964%¥	$4,815	Δ	$ —	$ —	$349,566

	Market Value at 10/31/19		Purchases	Sales	Market Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0964%¥	$1,077,311		$5,646,204	$(6,373,949)	$349,566

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

April 30, 2020

Janus Henderson Small Cap Growth Alpha Index	Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth®) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Venture Fund.

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.

LLC	Limited Liability Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2020.

¥	Rate shown is the 7-day yield as of April 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2020. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks	$37,673,588	$—	$—

Investment Companies	4,176	—	—

Investments Purchased with Cash Collateral from Securities Lending	—	436,958	—

Total Assets	$37,677,764	$436,958	$—

Janus Detroit Street Trust ½ 11

Janus Henderson Small Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets:
Unaffiliated investments, at value(1)(2)	$37,765,156
Affiliated investments, at value(3)	349,566
Receivables:
Dividends	9,088
Affiliated securities lending income, net	92
Due from Investment Manager	2,329
Total Assets	38,126,231
Liabilities:
Collateral on securities loaned (Note 2)	436,958
Payables:
Management fees	9,329
Total Liabilities	446,287
Net Assets	$37,679,944
Net Assets Consists of:
Capital (par value and paid-in surplus)	$44,327,310
Total distributable earnings (loss)	(6,647,366)
Total Net Assets	$37,679,944
Net Assets	$37,679,944
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	952,000
Net Asset Value Per Share	$39.58

(1)	Includes cost of $38,800,897.
(2)	Includes $422,228 of securities on loan. See Note 2 in Notes to Financial Statements.
(3)	Includes cost of $349,566.

See Notes to Financial Statements.

12 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2020

Investment Income:
Dividends	$145,172
Affiliated securities lending income, net	4,815
Total Investment Income	149,987
Expenses:
Management Fees	69,138
Total Expenses	69,138
Net Investment Income/(Loss)	80,849
Net Realized Gain/(Loss) on Investments:
Investments	$(2,531,993)
Total Net Realized Gain/(Loss) on Investments	$(2,531,993)
Change in Unrealized Net Appreciation/Depreciation:
Investments	$(1,755,571)
Total Change in Unrealized Net Appreciation/Depreciation	$(1,755,571)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,206,715)

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Small Cap Growth Alpha ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$80,849	$147,242
Net realized gain/(loss) on investments	(2,531,993)	(2,288,082)
Change in unrealized net appreciation/depreciation	(1,755,571)	4,666,088
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,206,715)	2,525,248
Dividends and Distributions to Shareholders:
Dividends and Distributions	(68,515)	(138,475)
Net Decrease from Dividends and Distributions to Shareholders	(68,515)	(138,475)
Capital Share Transactions	7,391,878	6,360,953
Net Increase/(Decrease) in Net Assets	3,116,648	8,747,726
Net Assets:
Beginning of period	34,563,296	25,815,570
End of period	$37,679,944	$34,563,296

See Notes to Financial Statements.

14 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2020 (unaudited) and each year or period ended October 31	2020	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$43.10	$39.59	$36.05	$28.17	$24.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.20	0.20	0.13	0.26
Net realized and unrealized gain/(loss)	(3.54)	3.51	3.57	7.97	3.10
Total from Investment Operations	(3.45)	3.71	3.77	8.10	3.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.20)	(0.23)	(0.22)	(0.02)
Total Dividends and Distributions	(0.07)	(0.20)	(0.23)	(0.22)	(0.02)
Net Asset Value, End of Period	$39.58	$43.10	$39.59	$36.05	$28.17
Total Return*	(8.00)%	9.43%	10.49%(3)	28.86%	13.54%
Net assets, End of Period (in thousands)	$37,680	$34,563	$25,816	$9,083	$4,282
Average Net Assets for the Period (in thousands)	$39,725	$30,102	$17,444	$7,068	$3,247
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	0.41%	0.49%	0.50%	0.41%	1.37%
Portfolio Turnover Rate(4)	38%	104%	84%	117%	86%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers five Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) by certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

16 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Detroit Street Trust ½ 17

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the

18 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). The United Kingdom formally left the EU on January 31, 2020 and entered into an eleven-month transition period, during which the United Kingdom will remain subject to EU laws and regulations. There is considerable uncertainty relating to the potential consequences of the United Kingdom’s exit and how negotiations for new trade agreements will be conducted or concluded.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure and reinsure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission the (“SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank NA	$422,228	$—	$(422,228)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

Janus Detroit Street Trust ½ 19

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified broker-dealers and institutions. Effective March 5, 2020, JP Morgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2020, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $422,228 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2020 is $436,958, resulting in the net amount due to the counterparty of $14,730.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the

20 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2020, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions.

The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.

As of April 30, 2020, Janus Capital owned 2,000 shares or 0.21% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2020, the Fund engaged in cross trades amounting to $690,858 in purchases and $814,390 in sales, resulting in a net realized loss of $191,204. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2020 can be found in a table located in the Schedule of Investments.

Janus Detroit Street Trust ½ 21

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2019 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(2,750,856)	$(313,301)	$(3,064,157)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2020 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$39,210,661	$3,474,336	$(4,570,275)	$(1,095,939)

5. Capital Share Transactions

	Period ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	350,000	$15,820,768	200,000	$8,543,170
Shares repurchased	(200,000)	(8,428,890)	(50,000)	(2,182,217)
Net Increase/(Decrease)	150,000	$7,391,878	150,000	$6,360,953

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$14,829,333	$14,793,661	$—	$—

For the period ended April 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$15,816,319	$8,438,904	$—	$—

22 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

During the period ended April 30, 2020, the Fund had net realized gain/(loss) of $2,127,202 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided to early adopt the removed and modified disclosures in these financial statements.

8. Other Matters

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 has been and may continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to utilize cash redemptions, if any. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

9. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2020 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

At an in-person meeting held on April 23, 2020, the Board approved an amendment to the Fund’s Investment Advisory and Management Agreement, which provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate is effective May 1, 2020 and is provided below.

New Management Fee Rate (As a Percentage of Daily Net Assets)
$0-$500 million	0.30%
Next $500 million	0.25%
Over $1 billion	0.20%

Janus Detroit Street Trust ½ 23

Janus Henderson Small Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

24 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 22-23, 2020 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”) and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD and JMBS, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since the inception of the Funds. The Trustees previously met via telephone on March 13, 2020 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and

Janus Detroit Street Trust ½ 25

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and OLD were in the 1st, 2nd, 2nd, 1st and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further noted that the Adviser had further reduced the management fees charged to JSMD, JSML, VNLA, JMBS and OLD at the April 22-23, 2020 Meeting by implementing reductions in breakpoints and, in the case of VNLA, installing an expense limitation agreement to cap that Fund’s total operating expenses at 0.26%.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints in the current investment advisory agreement at various asset levels.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, and/or three-year period, as applicable. The Board noted that for the one-, two- and three-year periods, respectively, OLD was reported to be in the 1st, 1st and 4th quintiles, JSMD was reported to be in the 3rd, 2nd and 3rd quintiles and JSML was reported to be in the 3rd, 2nd and 2nd quintiles. VNLA was reported to be in the 5th and 2nd quintiles for the one- and two-year periods, respectively. JMBS was reported to be in the 2nd quintile for the one-year period. The Board considered the Adviser’s explanation of performance provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.

With respect to OLD, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

26 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. The Trustees of the Fund (the “Trustees”) authorized the Fund to adopt a LRMP effective December 1, 2018, and the Trustees subsequently approved the Fund’s LRMP that went into effect on June 1, 2019. The LRMP incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) in-kind exchange-traded funds; (vi) redemptions in-kind; and (vii) board oversight. The LRMP also takes into account considerations unique to an exchange traded fund (“ETF”), including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether the ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.

The Trustees have designated Janus Capital Management LLC, the Fund’s investment adviser (“Janus Capital”), as the Program Administrator for the LRMP. A working group comprised of various groups within Janus Capital’s business is responsible for administering different aspects of the LRMP.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Janus Capital that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, as applicable, and any material changes to the LRMP (the “Program Administrator Report”). During the semi-annual period ended April 30, 2020, Janus Capital provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Program Administrator Report, and the Fund was able to process redemptions during the normal course of business during the Reporting Period. In addition, Janus Capital expressed its belief in the Program Administrator Report that:

•

the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; and

•	the LRMP, including the Highly Liquid Investment Minimum where applicable, was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk.

*            *            *

Janus Detroit Street Trust ½ 27

Janus Henderson Small Cap Growth Alpha ETF

Notes

28 ½ APRIL 30, 2020

Janus Henderson Small Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 29

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93061 04-20

SEMIANNUAL REPORT

April 30, 2020

The Long-Term Care ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

The Long-Term Care ETF (unaudited)

INVESTMENT OBJECTIVE

The Long-Term Care ETF seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities.

PERFORMANCE OVERVIEW

•

Equities generated strong gains in late 2019. A benign interest rate environment, progress in U.S.-China trade relations and a strong consumer provided a positive backdrop for stocks. However, equity markets faced an unprecedented sell-off in early 2020 as the COVID-19 coronavirus ushered in a period of severe economic uncertainty and market volatility. Governments around the world restricted travel and social activity to help contain the virus. Stocks rose strongly in April, recovering some of their March losses, as declining COVID-19 infection rates raised hopes that reduced social distancing measures could set the stage for a resurgence in economic activity later in the year.

•

The underlying Solactive Long-Term Care Index underperformed the broader market as represented by the MSCI All Country World IndexSM. During the period, The Long-Term Care ETF (OLD) returned -28.82% (based on NAV); its primary benchmark, the Solactive Long-Term Care Index, returned -28.76%, and its secondary benchmark, the MSCI All Country World IndexSM, returned -7.68%.

•

OLD seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. It seeks exposure to companies globally that are positioned to profit from providing long-term care to the aging population. These include companies owning or operating senior living facilities, nursing services, specialty hospitals or senior housing, as well as biotech companies for age-related illnesses and companies that sell products and services to such facilities.

Janus Detroit Street Trust ½ 1

The Long-Term Care ETF (unaudited)

Fund At A Glance

April 30, 2020

5 Largest Equity Holdings – (% of Net Assets)
Welltower, Inc.
Equity Real Estate Investment Trusts (REITs)	17.5%
Healthpeak Properties, Inc.
Equity Real Estate Investment Trusts (REITs)	11.0%
Ventas, Inc.
Equity Real Estate Investment Trusts (REITs)	10.0%
Omega Healthcare Investors, Inc.
Equity Real Estate Investment Trusts (REITs)	5.5%
Amedisys, Inc.
Health Care Providers & Services	4.9%

48.9%

Sector Allocation – (% of Net Assets)
Financial	62.8%
Consumer, Non-cyclical	32.3%
Consumer, Cyclical	2.9%
Communications	1.9%
Investment Companies	0.0%

99.9%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2020

The Long-Term Care ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2020
	Fiscal Year-to-Date	One Year	Since Inception*
The Long-Term Care ETF – NAV	-28.82%	-17.91%	-1.47%
The Long-Term Care ETF – Market Price	-29.74%	-18.46%	-1.72%
Solactive Long-Term Care Index	-28.76%	-17.68%	-1.06%
MSCI All Country World IndexSM	-7.68%	-4.96%	6.71%

*	The Fund commenced operations on June 8, 2016.

Total annual expense ratio as stated in the February 28, 2020 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Solactive Indices were created by and are maintained by, Solactive AG. For detailed information on how stocks are selected for inclusion in the Underlying Index, see solactive.com. Solactive is not affiliated with Janus Henderson or ALPS.

Janus Detroit Street Trust ½ 3

The Long-Term Care ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Net Annualized Expense Ratio (11/1/19 - 4/30/20)
$1,000.00	$711.80	$1.49	$1,000.00	$1,023.12	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 ½ APRIL 30, 2020

The Long-Term Care ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares	Value
Common Stocks – 99.9%
Commercial Services & Supplies – 2.4%
Healthcare Services Group, Inc.	20,708	$527,847

Equity Real Estate Investment Trusts (REITs) – 60.1%
Aedifica SA	6,878	665,206
Care Property Invest NV	6,057	177,797
CareTrust, Inc.	26,286	433,193
Diversified Healthcare Trust	65,747	204,473
Healthpeak Properties, Inc.	91,464	2,390,869
Ingenia Communities Group	64,093	147,286
LTC Properties, Inc.	10,920	388,752
National Health Investors, Inc.	12,092	665,786
New Senior Investment Group, Inc.	21,482	71,105
Omega Healthcare Investors, Inc.	40,774	1,188,562
Sabra Health Care, Inc.	56,742	727,432
Ventas, Inc.	67,334	2,178,255
Welltower, Inc.	74,298	3,806,287

		13,045,003
Health Care Providers & Services – 35.0%
Addus HomeCare Corp.*	4,000	324,080
Ambea AB(144A)	19,634	97,595
Amedisys, Inc.*	5,772	1,062,972
Arvida Group, Ltd.	131,791	111,393
Attendo AB(144A)*	28,786	109,518
Brookdale Senior Living, Inc.*	50,390	181,908
Capital Senior Living Corp.*	6,291	4,909
Charm Care Corp. KK	4,300	33,416
Chartwell Retirement Residences	58,314	375,339
Elan Corp.	4,100	66,023
Ensign Group, Inc.	14,105	527,668
Estia Health, Ltd.	54,328	53,531
Extendicare, Inc.	22,388	99,291
Genesis Healthcare, Inc.*	18,375	15,986
Japara Healthcare, Ltd.	72,929	23,873
Korian SA	14,297	480,434
LHC Group, Inc.*	7,182	933,588
Mediterranean Towers, Ltd.	22,940	55,187
Metlifecare, Ltd.	59,584	154,026
National HealthCare Corp.	3,422	233,962
NichiiGakkan Co., Ltd.	12,000	122,542
Oceania Healthcare, Ltd.	163,267	77,560
Orpea	9,164	1,018,789
Regis Healthcare, Ltd.	36,610	35,953
Ryman Healthcare, Ltd.	115,361	861,892
Sienna Senior Living, Inc.	18,490	176,387
St-Care Holding Corp.	3,100	11,828
Summerset Group Holdings, Ltd.	57,746	217,321
Tsukui Corp.	14,000	58,652
Uchiyama Holdings Co., Ltd.	2,200	6,851
UNIMAT Retirement Community Co., Ltd.	1,000	9,913
Viemed Healthcare, Inc.*	9,351	60,524

		7,602,911
Professional Services – 1.9%
SMS Co., Ltd.	18,900	417,997
Real Estate Management & Development – 0.5%
Lifestyle Communities, Ltd.	20,664	100,518
Total Common Stocks (cost $29,968,827)		21,694,276
Investment Companies – 0.0%
Money Markets – 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.2162%¥ (cost $3)	3	3
Total Investments (total cost $29,968,830) – 99.9%		21,694,279
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		28,338
Net Assets – 100%		$21,722,617

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

The Long-Term Care ETF

Schedule of Investments (unaudited)

April 30, 2020

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$15,928,161	73.4%
France	1,499,223	6.9
New Zealand	1,422,192	6.6
Belgium	843,003	3.9
Japan	727,222	3.3
Canada	651,017	3.0
Australia	361,161	1.7
Sweden	207,113	1.0
Israel	55,187	0.2
Total	$21,694,279	100.0%

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – N/A
Investment Companies – N/A
Janus Henderson Cash Collateral Fund LLC, 0.0964%¥	$404Δ	$ —	$ —	$ —

	Market Value at 10/31/19	Purchases	Sales	Market Value at 4/30/20
Investments Purchased with Cash Collateral from Securities Lending – N/A
Investment Companies – N/A
Janus Henderson Cash Collateral Fund LLC, 0.0964%¥	$ —	$89,248	$(89,248)	$ —

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes to Schedule of Investments and Other Information

Solactive Long-Term Care Index

Solactive Long-Term Care Index is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including: companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses and companies that sell products and services to such facilities.

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of April 30, 2020.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2020 is $207,113 which represents 1.0% of net assets.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2020. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks

Equity Real Estate Investment Trusts (REITs)	$12,897,717	$147,286	$—

All Other	8,649,273	—	—

Investment Companies	3	—	—

Total Assets	$21,546,993	$147,286	$—

Janus Detroit Street Trust ½ 7

The Long-Term Care ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets:
Unaffiliated investments, at value(1)	$21,694,279
Cash denominated in foreign currency(2)	910
Receivables:
Investments sold	652,149
Dividends	66,076
Affiliated securities lending income, net	3
Total Assets	22,413,417
Liabilities:
Payables:
Due to custodian	13,885
Investments purchased	671,080
Management fees	5,835
Total Liabilities	690,800
Net Assets	$21,722,617
Net Assets Consists of:
Capital (par value and paid-in surplus)	$29,296,444
Total distributable earnings (loss)	(7,573,827)
Total Net Assets	$21,722,617
Net Assets	$21,722,617
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	1,000,001
Net Asset Value Per Share	$21.72

(1)	Includes cost of $29,968,830.
(2)	Includes cost of $903.

See Notes to Financial Statements.

8 ½ APRIL 30, 2020

The Long-Term Care ETF

Statement of Operations (unaudited)

For the period ended April 30, 2020

Investment Income:
Dividends	$600,443
Affiliated securities lending income, net	404
Foreign tax withheld	(10,980)
Total Investment Income	589,867
Expenses:
Management Fees	53,471
Total Expenses	53,471
Net Investment Income/(Loss)	536,396
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$797,935
Total Net Realized Gain/(Loss) on Investments	$797,935
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$(11,474,100)
Total Change in Unrealized Net Appreciation/Depreciation	$(11,474,100)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(10,139,769)

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

The Long-Term Care ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$536,396	$447,240
Net realized gain/(loss) on investments	797,935	(9,964)
Change in unrealized net appreciation/depreciation	(11,474,100)	3,106,282
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,139,769)	3,543,558
Dividends and Distributions to Shareholders:
Dividends and Distributions	(406,596)	(365,277)
Net Decrease from Dividends and Distributions to Shareholders	(406,596)	(365,277)
Capital Share Transactions	(4,826,720)	26,169,284
Net Increase/(Decrease) in Net Assets	(15,373,085)	29,347,565
Net Assets:
Beginning of period	37,095,702	7,748,137
End of period	$21,722,617	$37,095,702

See Notes to Financial Statements.

10 ½ APRIL 30, 2020

The Long-Term Care ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2020 (unaudited) and each year or period ended October 31	2020	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$30.91	$25.83	$24.36	$24.49	$25.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.48	0.73	0.56	0.66	0.21
Net realized and unrealized gain/(loss)	(9.32)	4.94	1.46	(0.01)	(0.84)
Total from Investment Operations	(8.84)	5.67	2.02	0.65	(0.63)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.59)	(0.55)	(0.72)	(0.21)
Return of Capital	—	—	—	(0.06)	(0.05)
Total Dividends and Distributions	(0.35)	(0.59)	(0.55)	(0.78)	(0.26)
Net Asset Value, End of Period	$21.72	$30.91	$25.83	$24.36	$24.49
Total Return*	(28.82)%	22.24%	8.44%	2.66%	(2.56)%
Net assets, End of Period (in thousands)	$21,723	$37,096	$7,748	$9,744	$4,898
Average Net Assets for the Period (in thousands)	$30,723	$17,484	$9,702	$7,044	$2,627
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	3.51%	2.56%	2.27%	2.63%	2.07%
Portfolio Turnover Rate(3)	11%	13%	38%	19%	5%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 8, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers five Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) by certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily, available or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to

12 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and

Janus Detroit Street Trust ½ 13

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries,

14 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). The United Kingdom formally left the EU on January 31, 2020 and entered into an eleven-month transition period, during which the United Kingdom will remain subject to EU laws and regulations. There is considerable uncertainty relating to the potential consequences of the United Kingdom’s exit and how negotiations for new trade agreements will be conducted or concluded.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure and reinsure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk

Janus Detroit Street Trust ½ 15

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified broker-dealers and institutions. Effective March 5, 2020, JP Morgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission, the (“SEC”). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. There were no securities on loan as of April 30, 2020.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary

16 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2020, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.

The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.

As of April 30, 2020, Janus Capital owned 1 share or less than 0.0% of the Fund.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2020 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Detroit Street Trust ½ 17

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2019 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(36,954)	$(266,107)	$(303,061)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2020 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals and passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$30,044,411	$454,627	$(8,804,759)	$(8,350,132)

5. Capital Share Transactions

	Period ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	200,000	$6,066,715	900,000	$26,169,284
Shares repurchased	(400,000)	(10,893,435)	—	—
Net Increase/(Decrease)	(200,000)	$(4,826,720)	900,000	$26,169,284

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,284,711	$3,168,186	$—	$—

For the period ended April 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$6,061,702	$10,878,448	$—	$—

During the period ended April 30, 2020, the Fund had net realized gain/(loss) of $1,270,790 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided to early adopt the removed and modified disclosures in these financial statements.

18 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

8. Other Matters

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 has been and may continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to utilize cash redemptions, if any. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

9. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2020 and through the date of the issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

At an in-person meeting held on April 23, 2020, the Board approved an amendment to the Fund’s Investment Advisory and Management Agreement, which provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate is effective May 1, 2020 and is provided below.

New Management Fee Rate (As a Percentage of Daily Net Assets)

$0-$500 million	0.30%
Next $500 million	0.25%
Over $1 billion	0.20%

Janus Detroit Street Trust ½ 19

The Long-Term Care ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Solactive AG (“Solactive”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Solactive to use the Underlying Index.

Neither Solactive nor any of its affiliates make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Solactive without regard to Janus Capital or the Fund. Solactive has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Solactive is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH SOLACTIVE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. SOLACTIVE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. SOLACTIVE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

20 ½ APRIL 30, 2020

The Long-Term Care ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 22-23, 2020 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”) and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD and JMBS, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since the inception of the Funds. The Trustees previously met via telephone on March 13, 2020 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and

Janus Detroit Street Trust ½ 21

The Long-Term Care ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and OLD were in the 1st, 2nd, 2nd, 1st and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further noted that the Adviser had further reduced the management fees charged to JSMD, JSML, VNLA, JMBS and OLD at the April 22-23, 2020 Meeting by implementing reductions in breakpoints and, in the case of VNLA, installing an expense limitation agreement to cap that Fund’s total operating expenses at 0.26%.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints in the current investment advisory agreement at various asset levels.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, and/or three-year period, as applicable. The Board noted that for the one-, two- and three-year periods, respectively, OLD was reported to be in the 1st, 1st and 4th quintiles, JSMD was reported to be in the 3rd, 2nd and 3rd quintiles and JSML was reported to be in the 3rd, 2nd and 2nd quintiles. VNLA was reported to be in the 5th and 2nd quintiles for the one- and two-year periods, respectively. JMBS was reported to be in the 2nd quintile for the one-year period. The Board considered the Adviser’s explanation of performance provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.

With respect to OLD, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

22 ½ APRIL 30, 2020

The Long-Term Care ETF

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. The Trustees of the Fund (the “Trustees”) authorized the Fund to adopt a LRMP effective December 1, 2018, and the Trustees subsequently approved the Fund’s LRMP that went into effect on June 1, 2019. The LRMP incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) in-kind exchange-traded funds; (vi) redemptions in-kind; and (vii) board oversight. The LRMP also takes into account considerations unique to an exchange traded fund (“ETF”), including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether the ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.

The Trustees have designated Janus Capital Management LLC, the Fund’s investment adviser (“Janus Capital”), as the Program Administrator for the LRMP. A working group comprised of various groups within Janus Capital’s business is responsible for administering different aspects of the LRMP.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Janus Capital that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, as applicable, and any material changes to the LRMP (the “Program Administrator Report”). During the semi-annual period ended April 30, 2020, Janus Capital provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Program Administrator Report, and the Fund was able to process redemptions during the normal course of business during the Reporting Period. In addition, Janus Capital expressed its belief in the Program Administrator Report that:

•

the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; and

•	the LRMP, including the Highly Liquid Investment Minimum where applicable, was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk.

*            *            *

Janus Detroit Street Trust ½ 23

The Long-Term Care ETF

Notes

24 ½ APRIL 30, 2020

The Long-Term Care ETF

Notes

Janus Detroit Street Trust ½ 25

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93069 04-20

SEMIANNUAL REPORT

April 30, 2020

Janus Henderson Short Duration Income ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Short Duration Income ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Short Duration Income ETF (VNLA) seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.

PERFORMANCE OVERVIEW

•

Global bond markets were upended in February by the rapid spread of the COVID-19 coronavirus. As the pandemic reached Europe and North America, investors fled riskier assets as global growth concerns intensified. Government officials responded with massive monetary and fiscal stimulus in an attempt fortify economies and financial markets. Central banks’ massive bond purchases and slashing of interest rates led to overall positive returns in aggregate bond markets, with the U.S. among the best performers. Corporate bonds were mixed as investment-grade credits gained on the back of lower interest rates, but high-yield bonds suffered significant losses as spreads between their yields and those on their risk-free benchmarks widened to levels not seen since the Global Financial Crisis.

•

During the period, the Janus Henderson Short Duration Income ETF (VNLA) returned 0.94% (based on NAV); its benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 0.76%. Postive performance was largely driven by the Fund’s core of income producing shorter-duration corporate credits. Also contributing were credit default swaps the Portfolio Manager employed in an attempt to protect the Fund’s core during the height of the crisis. The Fund’s duration positioning expressed through government debt contributed, although certain positions generated negative returns early in the period. The Fund’s minimal exposure to securitized credit incurred a slight loss.

•

Janus Henderson Short Duration Income ETF is an actively managed fixed income ETF with the potential to deliver returns above cash. The strategy seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. Rather than tracking a benchmark, the Fund is designed to move beyond conventional constraints and seek to provide positive returns.

The Fund makes use of derivatives, primarily to act as hedges on its cash-based holdings. During the period, the Fund used options, futures, options on futures, credit default swaps (CDS), other swaps and forward exchange contracts. In aggregate, derivatives’ impact on Fund performance was positive. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Thank you for your investment in Janus Henderson Short Duration Income ETF.

Janus Detroit Street Trust ½ 1

Janus Henderson Short Duration Income ETF (unaudited)

Fund At A Glance

April 30, 2020

Sector Allocation – (% of Net Assets)
Financial	43.5%
Investment Companies	21.5%
Consumer, Cyclical	6.8%
Utilities	5.5%
Industrial	4.6%
Communications	4.0%
Consumer, Non-cyclical	3.9%
Technology	2.9%
Energy	2.2%
Mortgage-Backed Securities	1.7%
Government	1.5%
Diversified	0.8%
Basic Materials	0.5%
Asset-Backed Securities	0.0%

99.4%

Holdings	are subject to change without notice.

2 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF (unaudited)

Performance

Average Annual Total Return for the period ended April 30, 2020
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Short Duration Income ETF – NAV	0.94%	2.82%	2.49%
Janus Henderson Short Duration Income ETF – Market Price	1.06%	2.90%	2.53%
FTSE 3-Month U.S. Treasury Bill Index	0.76%	1.92%	1.58%

*	The Fund commenced operations on November 16, 2016.

Total annual expense ratio as stated in the February 28, 2020 prospectus: 0.32%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

The Fund is not a money market fund and does not attempt to maintain a stable net asset value.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Janus Detroit Street Trust ½ 3

Janus Henderson Short Duration Income ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Net Annualized Expense Ratio (11/1/19 - 4/30/20)
$1,000.00	$1,009.40	$1.50	$1,000.00	$1,023.37	$1.51	0.30%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Asset-Backed Securities – 0.0%
Upgrade Receivables Trust, 3.7600%, 11/15/24 (144A)	$63,652	$63,580
Total Asset-Backed Securities (cost $63,829)		63,580
Corporate Bonds – 74.5%
Basic Materials – 0.5%
Sherwin-Williams Co., 2.2500%, 5/15/20	6,449,000	6,449,258

Communications – 4.0%
Amazon.com, Inc., 3.3000%, 12/5/21	1,896,000	1,964,734
Amazon.com, Inc., 2.5000%, 11/29/22	6,828,000	7,129,922
Amazon.com, Inc., 2.4000%, 2/22/23	4,000,000	4,189,032
Comcast Corp., ICE LIBOR USD 3 Month + 0.4400%, 1.8734%, 10/1/21‡	5,777,000	5,766,989
eBay, Inc., 2.1500%, 6/5/20	1,946,000	1,946,840
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 1.6301%, 1/30/23‡	2,900,000	2,845,254
NBCUniversal Enterprise, Inc., ICE LIBOR USD 3 Month + 0.4000%, 1.8334%, 4/1/21 (144A)‡	1,630,000	1,630,131
Optus Finance Pty, Ltd., 3.2500%, 8/23/22	AUD4,500,000	3,052,300
Optus Finance Pty, Ltd., 3.2500%, 9/6/23	750,000	511,218
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21	$2,841,000	2,946,425
Telstra Corp., Ltd., 7.7500%, 7/15/20	AUD2,950,000	1,955,935
Telstra Corp., Ltd., 3.2500%, 11/15/27	$350,000	373,169
TWDC Enterprises 18 Corp., 2.1500%, 9/17/20	1,100,000	1,104,969
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 1.6438%, 3/4/22‡	2,490,000	2,476,858
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.0000%, 1.7405%, 3/16/22‡	5,100,000	5,106,528
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 2.1200%, 2/17/23‡	AUD6,830,000	4,377,921
Verizon Communications, Inc., 3.5000%, 2/17/23	2,170,000	1,490,796
ViacomCBS, Inc., 2.9000%, 6/1/23	$3,445,000	3,482,294
Walt Disney Co., 1.7500%, 8/30/24	3,300,000	3,351,495

		55,702,810
Consumer, Cyclical – 6.8%
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2600%, 1.0005%, 6/16/20‡	4,100,000	4,097,686
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.4700%, 1.8224%, 1/8/21‡	3,700,000	3,682,906
American Honda Finance Corp., 2.2000%, 6/27/22	2,300,000	2,309,314
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3700%, 2.1041%, 5/10/23‡	1,000,000	957,211
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 2.1328%, 2/22/21 (144A)‡	4,018,000	3,923,657
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 2.3011%, 5/4/21 (144A)‡	2,000,000	1,946,380
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)	600,000	598,170
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%, 2.5918%, 2/15/22 (144A)‡	2,650,000	2,509,417
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 2.5628%, 2/22/22 (144A)‡	3,750,000	3,539,053
General Motors Co., ICE LIBOR USD 3 Month + 0.8000%, 2.5416%, 8/7/20‡	314,000	311,662
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 1.7960%, 9/10/21‡	3,000,000	2,862,881
General Motors Financial Co., Inc., 2.4500%, 11/6/20	1,000,000	989,593
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 2.1699%, 4/9/21‡	4,003,000	3,845,862
General Motors Financial Co., Inc., 3.2000%, 7/6/21	750,000	733,155
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 2.8614%, 1/14/22‡	500,000	465,940
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 2.3630%, 1/5/23‡	3,300,000	2,901,853
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 1.8904%, 3/1/22‡	3,900,000	3,849,887

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Consumer, Cyclical – (continued)
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 1.6041%, 3/12/21 (144A)‡	$ 3,758,000	$3,667,219
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 2.2924%, 7/8/21 (144A)‡	3,800,000	3,677,435
Hyundai Capital America, 3.0000%, 6/20/22 (144A)	2,700,000	2,661,914
Hyundai Capital America, 3.2500%, 9/20/22 (144A)	1,088,000	1,078,125
Hyundai Capital America, 2.3750%, 2/10/23 (144A)	2,900,000	2,792,826
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	500,000	496,829
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 1.7014%, 7/13/20 (144A)‡	700,000	693,594
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 1.8251%, 9/21/21 (144A)‡	3,500,000	3,221,777
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.5400%, 1.8924%, 1/8/21‡	3,900,000	3,885,106
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 1.5914%, 4/13/21‡	2,000,000	1,989,310
Toyota Motor Credit Corp., 1.8000%, 2/13/25	7,000,000	7,053,577
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.7700%, 2.4773%, 11/13/20‡	2,200,000	2,178,772
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 2.6531%, 11/12/21 (144A)‡	9,600,000	9,298,656
Walmart, Inc., 1.9000%, 12/15/20	4,100,000	4,134,689
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 1.4251%, 6/23/21‡	3,400,000	3,395,070
Walmart, Inc., 2.8500%, 7/8/24	4,000,000	4,310,108

		94,059,634
Consumer, Non-cyclical – 3.9%
Boston Scientific Corp., 3.4500%, 3/1/24	3,200,000	3,388,968
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 1.5105%, 6/15/22‡	11,865,000	11,611,037
Constellation Brands, Inc., ICE LIBOR USD 3 Month + 0.7000%, 2.3918%, 11/15/21‡	3,000,000	2,952,087
Constellation Brands, Inc., 2.7000%, 5/9/22	1,335,000	1,357,134
Constellation Brands, Inc., 2.6500%, 11/7/22	4,600,000	4,689,054
Constellation Brands, Inc., 3.2000%, 2/15/23	3,500,000	3,648,807
CVS Health Corp., 2.1250%, 6/1/21	6,404,000	6,457,219
CVS Health Corp., 2.6250%, 8/15/24	3,690,000	3,845,631
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	AUD2,200,000	1,486,486
Mars, Inc., 2.7000%, 4/1/25 (144A)	$4,097,000	4,324,853
Molson Coors Beverage Co., 2.1000%, 7/15/21	4,600,000	4,585,037
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)	210,000	218,692
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	AUD1,400,000	949,741
WSO Finance Pty, Ltd., 4.5000%, 3/31/27	800,000	580,330
WSO Finance Pty, Ltd., 4.5000%, 9/30/27	5,000,000	3,635,544

		53,730,620
Diversified – 0.8%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21	$400,000	399,651
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)	1,100,000	1,099,039
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)	1,100,000	1,100,242
CK Hutchison International 17 II, Ltd., 2.7500%, 3/29/23 (144A)	1,200,000	1,222,212
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22	4,000,000	4,067,845
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)	3,000,000	3,120,629

		11,009,618
Energy – 1.8%
CNOOC Curtis Funding No 1 Pty, Ltd., 4.5000%, 10/3/23	3,000,000	3,236,865
CNOOC Finance 2013, Ltd., 3.0000%, 5/9/23	2,000,000	2,048,280
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23	6,000,000	6,282,600
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)	2,700,000	2,896,965
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)	5,000,000	5,267,800
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 8/8/24 (144A)	3,300,000	3,346,070
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 11/12/24 (144A)	2,100,000	2,125,314

		25,203,894

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Financial – 43.5%
AAI, Ltd., 90 Day Australian Bank Bill Rate + 3.3000%, 4.2000%, 11/18/40‡	AUD13,120,000	$8,644,343
Agricultural Bank of China Ltd/Sydney, 90 Day Australian Bank Bill Rate + 0.8700%, 1.3168%, 9/26/22‡	530,000	342,847
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 2.2168%, 5/17/21‡	$4,125,000	4,104,636
American Express Co., 2.7500%, 5/20/22	2,900,000	2,971,892
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 2.3733%, 8/1/22‡	2,150,000	2,112,741
American Express Co., 2.5000%, 7/30/24	2,400,000	2,465,118
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.7500%, 0.9900%, 10/6/20‡	AUD1,300,000	850,099
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.3500%, 2.2250%, 5/24/21‡	7,350,000	4,818,186
ANZ New Zealand Int’l, Ltd., 2.7500%, 1/22/21 (144A)	$4,200,000	4,251,909
ANZ New Zealand Int’l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 1.8971%, 7/28/21 (144A)‡	1,725,000	1,718,445
ANZ New Zealand Int’l, Ltd., 3.4000%, 3/19/24 (144A)	1,000,000	1,059,248
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 1.7105%, 6/14/23 (144A)‡	4,810,000	4,756,742
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.1518%, 5/17/21 (144A)‡	6,600,000	6,569,154
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.1518%, 5/17/21‡	750,000	746,495
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.8700%, 2.5528%, 11/23/21 (144A)‡	500,000	500,098
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 1.5533%, 3/7/22‡	AUD2,000,000	1,320,513
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 2.3141%, 11/9/22 (144A)‡	$7,535,000	7,437,424
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 2.7000%, 3.6066%, 5/17/26‡	AUD290,000	191,401
Australia & New Zealand Banking Group, Ltd., US Treasury Yield Curve Rate + 1.2880%, 2.9500%, 7/22/30 (144A)‡	$7,600,000	7,494,758
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 2.4433%, 8/5/21‡	AUD2,100,000	1,378,163
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 1.8656%, 6/25/22‡	$5,600,000	5,529,299
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 2.2890%, 10/21/22‡	4,800,000	4,787,339
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 2.2953%, 1/20/23‡	3,350,000	3,338,446
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 2.0030%, 7/23/24‡	7,400,000	7,268,149
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25‡	2,800,000	2,957,439
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.3550%, 4/20/22‡	AUD800,000	523,712
Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.8800%, 2.1914%, 7/11/22‡	$400,000	398,202
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 1.1805%, 6/15/20‡	2,300,000	2,300,125
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3400%, 1.6514%, 7/13/20‡	3,500,000	3,497,468
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 1.7714%, 4/13/21‡	2,000,000	1,996,944
Bank of Montreal, 2.9000%, 3/26/22	3,270,000	3,366,620
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 1.3981%, 9/11/22‡	400,000	396,513
Bank of Montreal, 2.0500%, 11/1/22	185,000	188,296
Bank of Montreal, 1.8500%, 5/1/25	8,100,000	8,123,918
Bank of Nova Scotia, 2.3500%, 10/21/20	1,800,000	1,814,768
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 1.6424%, 1/8/21‡	1,800,000	1,793,694
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 1.5753%, 4/20/21‡	2,000,000	1,995,342
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 1.6389%, 3/7/22‡	500,000	495,614
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	514,578
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 1.6719%, 9/19/22‡	4,900,000	4,853,062
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 1.2831%, 10/26/20‡	AUD7,620,000	4,999,257
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.9266%, 11/16/21‡	1,500,000	982,732
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 3.1218%, 2/15/23‡	$14,700,000	14,369,091
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.0000%, 8/18/20‡	AUD6,100,000	4,000,728
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 1.5850%, 4/20/21‡	1,400,000	922,853

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 1.1350%, 1/19/22‡	AUD6,200,000	$4,066,929
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 1.1631%, 1/25/23‡	1,500,000	981,294
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 3.3665%, 12/9/26‡	250,000	163,622
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.0783%, 2/2/21‡	$2,350,000	2,344,387
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 1.4325%, 9/13/23‡	2,140,000	2,084,775
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 1.4801%, 1/30/23‡	7,600,000	7,227,430
Capital One NA, 2.1500%, 9/6/22	2,000,000	1,993,122
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 1.9101%, 1/30/23‡	2,225,000	2,145,623
Cboe Global Markets, Inc., 3.6500%, 1/12/27	350,000	383,889
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 2.2229%, 2/19/22‡	5,000,000	4,951,931
Citibank NA, 90 Day Australian Bank Bill Rate + 0.7500%, 1.6553%, 5/20/22‡	AUD16,500,000	10,730,132
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 2.4055%, 5/4/21‡	3,270,000	2,146,984
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 2.0689%, 12/8/21‡	$5,750,000	5,745,587
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 1.9514%, 4/25/22‡	750,000	744,263
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.8670%, 2.3120%, 11/4/22‡	7,400,000	7,458,743
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23‡	2,000,000	2,048,351
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.2166%, 5/26/20‡	600,000	600,239
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 2.4566%, 5/26/22‡	900,000	884,864
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 1.2750%, 1/18/21‡	AUD2,500,000	1,645,507
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.8306%, 9/6/21 (144A)‡	$1,350,000	1,350,603
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.8306%, 9/6/21‡	2,400,000	2,401,072
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.5960%, 3/10/22 (144A)‡	850,000	845,773
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.5960%, 3/10/22‡	200,000	199,006
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 1.5694%, 9/18/22 (144A)‡	1,200,000	1,188,920
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.4405%, 3/16/23 (144A)‡	3,000,000	2,969,871
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 2.0738%, 6/4/24 (144A)‡	6,100,000	5,941,553
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 3.2435%, 6/3/26‡	AUD1,600,000	1,056,258
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡	$700,000	699,594
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 1.4214%, 4/26/21‡	2,500,000	2,500,326
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 2.1414%, 1/10/22‡	2,300,000	2,289,390
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 1.7914%, 1/10/23‡	1,800,000	1,769,805
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 2.0924%, 9/26/23 (144A)‡	3,000,000	2,900,608
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A)	1,000,000	1,017,456
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 1.8032%, 9/6/21‡	AUD1,200,000	789,339
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.7750%, 3/4/22‡	700,000	459,959
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 1.0550%, 9/4/20‡	1,000,000	654,983
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 1.4889%, 6/8/20‡	$800,000	799,904

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 1.4889%, 6/8/20 (144A)‡	$ 1,600,000	$ 1,599,808
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡	1,575,000	1,559,250
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡	225,000	222,750
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)	3,100,000	3,159,706
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 2.1733%, 3/16/28‡	AUD1,130,000	720,691
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A)‡	$3,600,000	3,790,260
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	AUD2,200,000	1,518,294
Dexus Wholesale Property Fund, 4.7500%, 6/16/25	2,400,000	1,726,824
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26	$3,289,000	3,451,895
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)	3,290,000	3,452,944
General Property Trust, 3.6725%, 9/19/24	AUD2,200,000	1,517,197
General Property Trust, 3.5910%, 11/7/23	700,000	479,227
Goldman Sachs Bank USA, 3.2000%, 6/5/20	$4,000,000	4,007,565
Goldman Sachs Group, Inc, 90 Day Australian Bank Bill Rate + 1.3700%, 1.9233%, 9/8/21‡	AUD890,000	582,012
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 2.0532%, 8/26/20‡	2,500,000	1,638,713
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 3.4493%, 2/25/21‡	$3,380,000	3,398,430
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 2.3514%, 4/23/21‡	2,000,000	2,006,170
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 1.5401%, 10/31/22‡	3,400,000	3,348,308
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 2.3643%, 6/5/23‡	1,550,000	1,524,662
Goldman Sachs Group, Inc., 3.5000%, 4/1/25	6,500,000	6,913,493
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25‡	1,475,000	1,543,738
GPT Wholesale Office Fund No. 1, 4.0000%, 5/18/22	AUD1,900,000	1,284,643
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24	5,600,000	3,784,639
Heritage Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8200%, 1.7367%, 8/12/22‡	3,780,000	2,466,334
Horse Gallop Finance, Ltd., ICE LIBOR USD 3 Month + 1.1800%, 2.5546%, 6/28/21‡	$5,050,000	4,998,976
ICBCIL Finance Co., Ltd., 3.6500%, 3/5/22	500,000	514,850
Industrial & Commercial Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.9800%, 1.8866%, 5/15/20‡	AUD1,100,000	720,429
Industrial & Commercial Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.7300%, 1.4705%, 6/14/21‡	$6,400,000	6,411,258
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2050%, 2.0458%, 10/29/20‡	664,000	665,766
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4800%, 3.0604%, 3/1/21‡	175,000	175,997
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 2.2604%, 6/1/21‡	1,200,000	1,199,732
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 1.4994%, 6/18/22‡	5,000,000	4,957,650
JPMorgan Chase & Co., 3.2500%, 9/23/22	600,000	627,871
JPMorgan Chase & Co., 2.7500%, 2/1/23	EUR1,900,000	2,202,126
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23‡	$3,900,000	4,023,037
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 1.8914%, 4/25/23‡	3,300,000	3,270,906
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 1.7730%, 4/23/24‡	2,649,000	2,590,045
Liberty Financial Pty, Ltd., 5.1000%, 6/1/20	AUD8,710,000	5,712,353
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	4,310,000	2,872,956
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 1.8200%, 3/20/23‡	3,000,000	1,914,542
Lloyds Banking Group PLC, 3.6500%, 3/20/23	1,500,000	1,013,370
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23‡	$3,100,000	3,149,316

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Lloyds Banking Group PLC, 3.9000%, 3/12/24	$ 4,300,000	$ 4,521,234
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 1.9608%, 7/29/20 (144A)‡	1,175,000	1,176,105
Macquarie Bank, Ltd., 2.3000%, 1/22/25 (144A)	7,800,000	7,825,960
Macquarie Group, Ltd., 90 Day Australian Bank Bill Rate + 1.1500%, 1.7433%, 12/15/22‡	AUD500,000	325,921
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A)‡	$9,200,000	9,384,539
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 2.6170%, 3/27/24‡	6,502,000	6,408,297
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 2.1600%, 11/9/20‡	AUD1,200,000	787,094
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 2.5533%, 2/28/22‡	$2,844,000	2,818,828
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 1.6481%, 9/11/22‡	6,215,000	6,107,485
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 2.5090%, 4/21/21‡	4,175,000	4,189,434
Morgan Stanley, 5.0000%, 9/30/21	AUD200,000	136,450
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 2.3153%, 1/20/22‡	$2,850,000	2,842,593
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8300%, 0.9360%, 6/10/22‡	4,100,000	4,014,073
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7000%, 0.7292%, 1/20/23‡	6,500,000	6,267,394
Morgan Stanley, CDOR USD 3 Month + 0.30000%, 2.2813%, 2/3/23‡	CAD8,150,000	5,680,209
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 2.4203%, 10/24/23‡	$6,655,000	6,652,544
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	3,500,000	3,708,088
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 1.6614%, 1/12/21‡	1,700,000	1,697,076
National Australia Bank, Ltd., 2.5000%, 1/12/21	4,050,000	4,082,238
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 1.6958%, 9/20/21 (144A)‡	5,500,000	5,479,870
National Australia Bank, Ltd., 3.3750%, 9/20/21	2,750,000	2,826,405
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 2.4611%, 11/4/21 (144A)‡	7,200,000	7,181,927
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7200%, 2.4028%, 5/22/22 (144A)‡	6,000,000	5,970,673
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 1.7100%, 2/10/23‡	AUD2,000,000	1,314,228
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 2.8629%, 9/21/26‡	5,121,000	3,382,352
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.0200%, 2.9200%, 11/18/31‡	300,000	186,594
Nordea Bank AB, 2.1250%, 5/29/20 (144A)	$910,000	911,019
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	200,937
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 2.5533%, 8/30/23 (144A)‡	5,700,000	5,575,548
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)	616,000	649,283
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24	2,930,000	3,088,312
QIC Finance Shopping Center Fund Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 2.1766%, 8/15/25‡	AUD2,620,000	1,664,235
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 2.4933%, 2/1/22‡	$620,000	616,364
Royal Bank of Canada, 2.8000%, 4/29/22	1,200,000	1,236,028
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3600%, 1.4949%, 1/17/23‡	11,920,000	11,633,042
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 2.0330%, 10/5/23‡	3,000,000	2,928,428
Scentre Group Trust 1, 4.5000%, 9/8/21	AUD5,500,000	3,703,038
Shinhan Bank Co., Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.6710%, 3/17/21‡	5,620,000	3,680,228
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	900,000	593,207
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24	4,100,000	2,802,706
Stockland Trust, 8.2500%, 11/25/20	1,000,000	678,058
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 2.2753%, 10/19/21‡	$2,070,000	2,070,781
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 2.0914%, 7/12/22‡	1,200,000	1,180,965

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22	$ 420,000	$ 429,386
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 1.8753%, 10/18/22‡	1,000,000	980,390
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 1.8749%, 1/17/23‡	5,000,000	4,861,358
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 1.9953%, 7/19/23‡	5,900,000	5,712,370
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24	1,200,000	1,233,871
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)	5,100,000	5,123,044
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)	8,920,000	9,061,686
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 2.1933%, 11/1/21‡	6,630,000	6,569,863
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.5300%, 2.1104%, 12/1/22‡	4,000,000	3,955,702
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.4800%, 0.5098%, 1/27/23‡	4,620,000	4,449,298
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 1.7753%, 7/19/23‡	4,900,000	4,856,027
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 1.5230%, 4/23/21 (144A)‡	2,500,000	2,482,825
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27‡	2,050,000	2,036,142
United Overseas Bank, Ltd., US Treasury Yield Curve Rate + 1.5000%, 3.7500%, 4/15/29 (144A)‡	3,100,000	3,150,101
Vicinity Centres Trust, 3.5000%, 4/26/24	AUD4,210,000	2,877,325
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.3400%, 2.5938%, 3/4/21‡	$900,000	902,476
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 2.6609%, 2/11/22‡	1,083,000	1,075,625
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 1.2131%, 4/27/22‡	AUD4,000,000	2,596,512
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 2.1303%, 1/24/23‡	$1,250,000	1,243,150
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡	9,020,000	9,048,107
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5000%, 1.5430%, 7/23/21‡	8,750,000	8,706,502
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5100%, 1.6076%, 10/22/21‡	3,500,000	3,478,895
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 2.1614%, 1/11/22‡	550,000	549,770
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 2.0300%, 2/7/22‡	AUD2,000,000	1,322,067
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 2.0846%, 6/28/22‡	$750,000	746,878
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 1.8814%, 1/11/23‡	3,600,000	3,553,107
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.3900%, 1.7014%, 1/13/23‡	6,250,000	6,161,881
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 2.4166%, 2/26/24‡	3,950,000	3,907,913
Westpac Banking Corp., 2.3500%, 2/19/25	950,000	975,006
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29‡	AUD13,322,000	9,074,454
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%, 2.8251%, 8/27/29‡	4,100,000	2,606,181
Westpac Banking Corp., US Treasury Yield Curve Rate + 1.3500%, 2.8940%, 2/4/30‡	$5,400,000	5,319,505

		603,276,433
Government – 0.6%
Inter-American Development Bank, 5.5000%, 8/23/21	INR257,500,000	3,426,041
International Bank for Reconstruction & Development, 3.5000%, 1/22/21	NZD5,015,000	3,160,379
International Bank for Reconstruction & Development, 3.0000%, 2/2/23	2,100,000	1,378,676

		7,965,096
Industrial – 4.6%
Australia Pacific Airports Melbourne Pty, Ltd., 5.0000%, 6/4/20	AUD2,930,000	1,923,566
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26	100,000	69,097
Brisbane Airport Corp. Pty, Ltd., 6.0000%, 10/21/20	4,780,000	3,183,148
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.3500%, 1.3489%, 12/7/20‡	$3,600,000	3,589,460
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 0.9705%, 3/15/21‡	1,000,000	996,522
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2000%, 1.9131%, 11/12/21‡	5,400,000	5,321,202

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Industrial – (continued)
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 1.5906%, 6/6/22‡	$ 2,400,000	$ 2,380,572
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 2.2018%, 5/15/23‡	1,900,000	1,851,981
Caterpillar Financial Services Corp., 2.1500%, 11/8/24	2,150,000	2,224,337
Downer Group Finance Pty, Ltd., 4.5000%, 3/11/22	AUD2,480,000	1,655,851
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 1.6252%, 7/12/24‡	8,200,000	5,278,884
Perth Airport Pty, Ltd., 6.0000%, 7/23/20	7,471,000	4,939,874
Perth Airport Pty, Ltd., 5.5000%, 3/25/21	14,000	9,446
QPH Finance Co. Pty, Ltd., 5.7500%, 7/29/20	5,950,000	3,933,871
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21	300,000	204,046
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)	$525,000	534,513
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23	1,230,000	1,253,682
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)	600,000	611,552
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)	1,500,000	1,501,000
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25	2,370,000	2,371,581
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)	14,400,000	14,492,303
Trimble, Inc., 4.1500%, 6/15/23	3,500,000	3,570,434
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 2.2304%, 3/1/21‡	2,500,000	2,461,854

		64,358,776
Technology – 2.9%
Apple, Inc., 1.5500%, 8/4/21	1,100,000	1,110,040
Apple, Inc., 2.1000%, 9/12/22	1,300,000	1,345,878
Apple, Inc., 2.4000%, 1/13/23	5,100,000	5,335,343
Apple, Inc., 1.8000%, 9/11/24	3,600,000	3,721,615
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23	2,400,000	2,446,543
Broadcom, Inc., 4.7000%, 4/15/25 (144A)	2,300,000	2,534,013
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.4700%, 2.0833%, 11/30/20‡	6,500,000	6,505,266
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 1.3953%, 1/20/21‡	3,200,000	3,195,731
Oracle Corp., 2.5000%, 5/15/22	2,900,000	2,984,780
Oracle Corp., 2.5000%, 4/1/25	10,100,000	10,647,167

		39,826,376
Utilities – 5.1%
AGL Energy, Ltd., 5.0000%, 11/5/21	AUD1,080,000	729,972
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)	$6,500,000	6,740,859
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 1.3297%, 10/30/24‡	AUD12,700,000	8,196,162
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24	8,420,000	5,911,575
AusNet Services Holdings Pty, Ltd., 7.5000%, 4/1/21	8,500,000	5,866,960
AusNet Services Holdings Pty, Ltd., 5.3750%, 7/2/24	4,400,000	3,228,666
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21	350,000	240,069
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 0.7933%, 7/1/26‡	3,000,000	1,790,394
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24	1,520,000	1,073,477
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.8300%, 8/29/22‡	2,000,000	1,303,767
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 1.6600%, 12/13/23‡	500,000	323,869
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24	5,480,000	3,800,155
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)	$3,780,000	4,033,595
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.4856%, 12/6/24‡	AUD10,720,000	6,902,700
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23	$13,000,000	13,402,579
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 1.8900%, 2/7/23‡	AUD3,000,000	1,946,725
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	3,980,000	2,793,289

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Corporate Bonds – (continued)
Utilities – (continued)
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27	AUD3,100,000	$ 2,255,496

		70,540,309
Total Corporate Bonds (cost $1,051,301,170)		1,032,122,824
Mortgage-Backed Securities – 1.7%
Firstmac Mortgage Funding Trust No 4, 30 Day Australian Bank Bill Rate + 1.3000%, 1.5208%, 3/8/49‡	2,700,000	1,689,044
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 1.9000%, 2.0591%, 1/12/49‡	3,241,216	2,106,190
Liberty Series, 30 Day Australian Bank Bill Rate + 1.3500%, 1.5091%, 4/10/49‡	151,029	98,879
Liberty Series, 30 Day Australian Bank Bill Rate + 1.6500%, 1.8091%, 10/10/49‡	13,169,724	8,502,612
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 1.4000%, 1.5591%, 8/12/58‡	132,912	86,444
Pepper Residential Securities, ICE LIBOR USD 1 Month + 1.0000%, 1.7183%, 6/20/60 (144A)‡	$3,049,625	2,999,499
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.9000%, 1.6183%, 11/18/60 (144A)‡	1,254,200	1,234,937
RedZed Trust Series, 30 Day Australian Bank Bill Rate + 2.4000%, 2.5967%, 3/9/50‡	AUD3,800,000	2,400,975
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.9500%, 1.7789%, 9/11/48 (144A)‡	$1,685,041	1,670,545
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.8000%, 1.6289%, 11/10/49 (144A)‡	2,116,366	2,083,369
Total Mortgage-Backed Securities (cost $24,614,834)		22,872,494
Foreign Government Bonds – 1.7%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 2.1554%, 6/1/21‡	12,932,000	12,884,105
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)	5,000,000	5,315,090
Korea National Oil Corp., 2.0000%, 10/24/21	4,746,000	4,778,225
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	AUD1,470,000	975,011
Total Foreign Government Bonds (cost $23,725,350)		23,952,431
Investment Companies – 21.5%
Money Markets – 21.5%
State Street Institutional U.S. Government Money Market Fund, 0.2162% (cost $298,038,871)¥	$298,038,871	298,038,871
Total Investments (total cost $1,397,744,054) – 99.4%		1,377,050,200
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		8,735,224
Net Assets – 100%		$1,385,785,424

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$764,071,054	55.5%
Australia	367,829,832	26.7
Canada	68,337,958	5.0
South Korea	32,163,083	2.3
Singapore	26,860,440	1.9
Japan	25,395,434	1.8
United Kingdom	24,967,553	1.8
China	23,414,179	1.7
New Zealand	13,272,830	1.0
Cayman Islands	11,009,618	0.8
Netherlands	10,477,585	0.8
Finland	6,687,504	0.5
Hong Kong	2,563,130	0.2
Total	$1,377,050,200	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/ (Purchased)	USD Currency Amount Sold/ (Purchased)	Market Value and Unrealized Appreciation (Depreciation)
Credit Suisse International
Australian Dollar	5/27/20	(500,000)	$316,450	$10,925
J.P. Morgan Chase Bank
Australian Dollar	5/27/20	(8,000,000)	5,203,728	34,272
Australian Dollar	5/27/20	(7,000,000)	4,258,863	324,387
Australian Dollar	5/27/20	(2,500,000)	1,464,053	172,823
Australian Dollar	5/27/20	(1,500,000)	990,044	(7,918)
Australian Dollar	5/27/20	(1,200,000)	779,179	6,521
Euro	5/27/20	2,172,000	(2,375,367)	(4,635)
Euro	6/23/20	12,500,000	(13,577,500)	(127,440)
				398,010
Morgan Stanley & Co.
Indian Rupee	5/27/20	(276,000,000)	3,613,038	53,743
Australian Dollar	5/27/20	361,300,000	(237,145,397)	584,201
Canadian Dollar	5/27/20	8,180,000	(6,144,236)	254,484
Indian Rupee	5/27/20	276,000,000	(3,799,298)	132,517
Korean Won	5/27/20	4,650,000,000	(3,841,229)	(6,168)
New Zealand Dollar	5/27/20	7,460,000	(4,699,778)	98,077
Thailand Baht	5/27/20	162,000,000	(5,095,942)	88,932
				1,205,786
UBS AG
Australian Dollar	7/27/20	21,200,000	(13,504,188)	(378,151)
Total				$1,236,570

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
2-Year U.S. Treasury Note	235	06/30/20	$51,800,977	$92,775	$(13,625)
3-Year Australian Bond	768	06/15/20	58,916,614	361,022	(51,568)
				453,797	(65,193)

Futures Sold:
10-Year U.S. Treasury Note	87	06/19/20	(12,098,437)	(484,057)	71,091
Total				$(30,260)	$5,898

Schedule of Centrally Cleared Credit Default Swaps – Buy Protection

Reference Asset	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.IG.34, Fixed Rate of 1.00% Paid Quarterly	6/20/25	$81,060,000	$910,155	$ (1,519,615)	$96,180

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2020

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2020

	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total

Asset Derivatives:
Forward foreign currency exchange contracts	$—	$—	$1,760,882	$1,760,882
Variation margin receivable	96,180	71,091	—	167,271
Total Asset Derivatives	$96,180	$71,091	$1,760,882	$1,928,153

Liability Derivatives:
Forward foreign currency exchange contracts	$—	$—	$524,312	$524,312
Variation margin payable	—	65,193	—	65,193
Total Liability Derivatives	$—	$65,193	$524,312	$589,505

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended April 30, 2020.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended April 30, 2020

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$11,798,163	$11,798,163
Futures contracts	—	2,580,929	—	2,580,929
Swap contracts	3,717,291	135,006	—	3,852,297
Purchased option contracts	—	(1,141,433)	488,104	(653,329)
Written swaption contracts	—	61,694	—	61,694
Total	$3,717,291	$1,636,196	$12,286,267	$17,639,754

Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$3,860,969	$3,860,969
Futures contracts	—	(204,657)	—	(204,657)
Swap contracts	(1,187,674)	—	—	(1,187,674)
Purchased options contracts	—	781,016	190,646	971,662
Total	$(1,187,674)	$576,359	$4,051,615	$3,440,300

Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2020

Average ending Monthly Market Value of Derivative Instruments During the Period Ended April 30, 2020

Derivative	Market Value
Forward foreign currency exchange contracts, purchased (a)	$8,665,044
Forward foreign currency exchange contracts, sold(a)	294,047,151
Futures contracts, purchased	156,504,500
Futures contracts, sold	21,091,622
Centrally Cleared Credit default swaps, buy protection	(1,748,733)
Purchased call option	3,026
Purchased put option	1,136,804
Written call swaption	4,674

(a)	Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Notes to Schedule of Investments and Other Information (unaudited)

April 30, 2020

FTSE 3-Month U.S. Treasury Bill Index	FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.

CDOR	Canadian Dollar Offered Rate

ICE	Intercontinental Exchange

LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

LP	Limited Partnership

PLC	Public Limited Company

¥	Rate reflects 7 day yield as of April 30, 2020.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2020 is $236,450,651 which represents 17.1% of net assets.

‡	Variable or floating rate security. Rate shown is the current rate as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Detroit Street Trust ½ 17

Janus Henderson Short Duration Income ETF

Notes to Schedule of Investments and Other Information (unaudited)

April 30, 2020

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2020. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Asset-Backed Securities	$—	$63,580	$—

Corporate Bonds	—	1,032,122,824	—

Mortgage-Backed Securities	—	22,872,494	—

Foreign Government Bonds	—	23,952,431	—

Investment Companies	298,038,871	—	—

Total Investments in Securities	$298,038,871	$1,079,011,329	$—

Other Financial Instruments(a):

Forward Currency Contracts	$—	$1,760,882	$—

Variation Margin Receivable	71,091	96,180	—

Total Other Financial Instruments	$71,091	$1,857,062	$—

Total Assets	$298,109,962	$1,080,868,391	$—

Liabilities

Other Financial Instruments(a):

Forward Currency Contracts	$—	$524,312	$—

Variation Margin Payable	65,193	—	—

Total Liabilities	$65,193	$524,312	$—

(a)

Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

18 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets:
Investments, at value(1)	$1,377,050,200
Cash	23,780
Cash denominated in foreign currency(2)	390,481
Forward foreign currency exchange contracts	1,760,882
Due from broker for centrally cleared swaps	1,422,079
Due from broker for futures	560,000
Receivable for variation margin on swaps	96,180
Receivable for variation margin on futures contracts	71,091
Receivables:
Interest	5,316,401
Total Assets	1,386,691,094
Liabilities:
Payable for variation margin on futures contracts	65,193
Forward foreign currency exchange contracts	524,312
Payables:
Management fees	316,165
Total Liabilities	905,670
Net Assets	$1,385,785,424
Net Assets Consists of:
Capital (par value and paid-in surplus)	$1,394,781,277
Total distributable earnings (loss)	(8,995,853)
Total Net Assets	$1,385,785,424
Net Assets	$1,385,785,424
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	27,900,001
Net Asset Value Per Share	$49.67

(1)	Includes cost of $1,397,744,054.
(2)	Includes cost of $388,614.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 19

Janus Henderson Short Duration Income ETF

Statement of Operations (unaudited)

For the period ended April 30, 2020

Investment Income:
Dividends	$138,705
Interest	14,787,627
Foreign tax withheld	(3,597)
Total Investment Income	14,922,735
Expenses:
Management Fees	1,767,148
Total Expenses	1,767,148
Net Investment Income/(Loss)	13,155,587
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(4,957,552)
Forward foreign currency exchange contracts	11,798,163
Futures contracts	2,580,929
Swap contracts	3,852,297
Purchased option contracts	(653,329)
Written swaption contracts	61,694
Total Net Realized Gain/(Loss) on Investments	$12,682,202
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$(20,918,088)
Forward foreign currency exchange contracts	3,860,969
Futures contracts	(204,657)
Swap contracts	(1,187,674)
Purchased option contracts	971,662
Total Change in Unrealized Net Appreciation/Depreciation	$(17,477,788)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,360,001

See Notes to Financial Statements.

20 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$13,155,587	$25,903,671
Net realized gain/(loss) on investments	12,682,202	2,094,352
Change in unrealized net appreciation/depreciation	(17,477,788)	8,418,323
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,360,001	36,416,346
Dividends and Distributions to Shareholders:
Dividends and Distributions	(15,597,583)	(37,398,440)
Net Decrease from Dividends and Distributions to Shareholders	(15,597,583)	(37,398,440)
Capital Share Transactions	355,288,290	308,171,462
Net Increase/(Decrease) in Net Assets	348,050,708	307,189,368
Net Assets:
Beginning of period	1,037,734,716	730,545,348
End of period	$1,385,785,424	$1,037,734,716

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 21

Janus Henderson Short Duration Income ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2020 (unaudited) and each year or period ended October 31	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$49.89	$50.04	$50.35	$50.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.54	1.39	1.25	0.82
Net realized and unrealized gain/(loss)	(0.07)	0.53	(0.33)	0.11
Total from Investment Operations	0.47	1.92	0.92	0.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.69)	(1.43)	(1.23)	(0.58)
Distributions (from capital gains)	—	(0.64)	—	—
Total Dividends and Distributions	(0.69)	(2.07)	(1.23)	(0.58)
Net Asset Value, End of Period	$49.67	$49.89	$50.04	$50.35
Total Return*	0.94%	3.95%	1.86%	1.87%
Net assets, End of Period (in thousands)	$1,385,785	$1,037,735	$730,545	$156,084
Average Net Assets for the Period (in thousands)	$1,201,858	$925,572	$406,711	$66,131
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.30%	0.32%	0.35%	0.35%
Ratio of Net Investment Income/(Loss)	2.20%	2.80%	2.51%	1.71%
Portfolio Turnover Rate(3)	10%	23%	22%	44%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from November 16, 2016 (commencement of operations) through October 31, 2017.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

22 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers five Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) by certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Janus Detroit Street Trust ½ 23

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends from net investment income are generally declared and distributed monthly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2020 is discussed in further detail below.

The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a

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reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

•

Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

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Notes to Financial Statements (unaudited)

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) “exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

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Notes to Financial Statements (unaudited)

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Fund purchased put options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

Options on Swap Contracts (Swaptions)

The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps.

Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments. Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable)

During the period, the Fund wrote interest rate receiver swaptions (call) in order to reduce the exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the

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amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

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Notes to Financial Statements (unaudited)

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.

Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to increase interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not decreased.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

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Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). The United Kingdom formally left the EU on January 31, 2020 and entered into an eleven-month transition period, during which the United Kingdom will remain subject to EU laws and regulations. There is considerable uncertainty relating to the potential consequences of the United Kingdom’s exit and how negotiations for new trade agreements will be conducted or concluded.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure and reinsure against the impact of natural disasters.

LIBOR Replacement Risk

The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a reference rate for various rate calculations. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. However, global consensus on alternative rates is lacking. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could adversely impact (i) volatility and liquidity in markets that are tied to LIBOR, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund’s performance and/or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Markets are slowly developing in response to these new rates. Uncertainty regarding the process for amending existing contracts or instruments to transition away from LIBOR remains a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The

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Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage and Asset-Backed Securities

The Fund purchases fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on mortgage-backed and other asset-backed securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

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Notes to Financial Statements (unaudited)

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see either the “Fair Value of Derivative Instruments as of April 30, 2020” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Suisse International	$10,925	$—	$—	$10,925
J.P. Morgan Chase Bank	538,003	(139,993)	—	398,010
Morgan Stanley & Co.	1,211,954	(6,168)	—	1,205,786
Total	$1,760,882	$(146,161)	$—	$1,614,721

Offsetting of Financial Liabilities and Derivative Liabilities

Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
J.P. Morgan Chase Bank	$139,993	$(139,993)	$—	$—
Morgan Stanley & Co.	6,168	(6,168)	—	—
UBS AG	378,151	—	—	378,151
Total	$524,312	$(146,161)	$—	$378,151

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Janus Detroit Street Trust ½ 33

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2020, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.

The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.

As of April 30, 2020, Janus Capital owned 101,000 shares or 0.36% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2020, the Fund engaged in cross trades amounting to $53,604,648 in purchases.

34 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2019 No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(3,317,918)	$(3,420,460)	$(6,738,378)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2020 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,397,854,947	$9,907,636	$(30,712,383)	$(20,804,747)

6. Capital Share Transactions

	Period ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	9,250,000	$461,311,608	12,850,000	$637,478,172
Shares repurchased	(2,150,000)	(106,023,318)	(6,650,000)	(329,306,710)
Net Increase/(Decrease)	7,100,000	$355,288,290	6,200,000	$308,171,462

7. Purchases and Sales of Investment Securities

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$218,260,381	$100,205,090	$—	$—

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided to early adopt the removed and modified disclosures in these financial statements.

Janus Detroit Street Trust ½ 35

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

9. Other Matters

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 has been and may continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to utilize cash redemptions, if any. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

10. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2020 and through the date of the issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

At an in-person meeting held on April 23, 2020, the Board approved an amendment to the Fund’s Investment Advisory and Management Agreement, which provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate is effective May 1, 2020 and is provided below.

New Management Fee Rate (As a Percentage of Daily Net Assets)

$0-$500 million	0.30%
Next $500 million	0.25%
Over $1 billion	0.20%

In addition, the Board authorized an Expense Limitation Agreement for the Fund pursuant to which Janus Capital has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.26% for at least the period May 1, 2020 through February 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

36 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Detroit Street Trust ½ 37

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 22-23, 2020 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”) and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD and JMBS, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since the inception of the Funds. The Trustees previously met via telephone on March 13, 2020 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and

38 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and OLD were in the 1st, 2nd, 2nd, 1st and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further noted that the Adviser had further reduced the management fees charged to JSMD, JSML, VNLA, JMBS and OLD at the April 22-23, 2020 Meeting by implementing reductions in breakpoints and, in the case of VNLA, installing an expense limitation agreement to cap that Fund’s total operating expenses at 0.26%.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints in the current investment advisory agreement at various asset levels.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, and/or three-year period, as applicable. The Board noted that for the one-, two- and three-year periods, respectively, OLD was reported to be in the 1st, 1st and 4th quintiles, JSMD was reported to be in the 3rd, 2nd and 3rd quintiles and JSML was reported to be in the 3rd, 2nd and 2nd quintiles. VNLA was reported to be in the 5th and 2nd quintiles for the one- and two-year periods, respectively. JMBS was reported to be in the 2nd quintile for the one-year period. The Board considered the Adviser’s explanation of performance provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.

With respect to OLD, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Detroit Street Trust ½ 39

Janus Henderson Short Duration Income ETF

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. The Trustees of the Fund (the “Trustees”) authorized the Fund to adopt a LRMP effective December 1, 2018, and the Trustees subsequently approved the Fund’s LRMP that went into effect on June 1, 2019. The LRMP incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) in-kind exchange-traded funds; (vi) redemptions in-kind; and (vii) board oversight. The LRMP also takes into account considerations unique to an exchange traded fund (“ETF”), including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether the ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.

The Trustees have designated Janus Capital Management LLC, the Fund’s investment adviser (“Janus Capital”), as the Program Administrator for the LRMP. A working group comprised of various groups within Janus Capital’s business is responsible for administering different aspects of the LRMP.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Janus Capital that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, as applicable, and any material changes to the LRMP (the “Program Administrator Report”). During the semi-annual period ended April 30, 2020, Janus Capital provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Program Administrator Report, and the Fund was able to process redemptions during the normal course of business during the Reporting Period. In addition, Janus Capital expressed its belief in the Program Administrator Report that:

•

the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; and

•	the LRMP, including the Highly Liquid Investment Minimum where applicable, was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk.

*            *            *

40 ½ APRIL 30, 2020

Janus Henderson Short Duration Income ETF

Notes

Janus Detroit Street Trust ½ 41

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93073 04-20

SEMIANNUAL REPORT

April 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Mortgage-Backed Securities ETF seeks a high level of total return consisting of income and capital appreciation. It pursues its objective by investing primarily in high-quality mortgage-backed securities (MBS) issued by the U.S. government and its agencies (Agency MBS). The Fund seeks to outperform the total return of the Bloomberg Barclays U.S. Mortgage Backed Securities Index while maintaining a substantial correlation to the index.

PERFORMANCE OVERVIEW

•

U.S. Agency MBS generated positive returns in the final months of 2019 as they continued their recovery from the late-summer weakness, rallying on the back of wider spreads over Treasuries, seasonally low issuance and a more stable Treasury market. Both fundamental and technical factors remained supportive for MBS in the early months of 2020, but performance abruptly reversed in March. The exogenous shock of the COVID-19 coronavirus resulted in many U.S. states imposing varying degrees of economic shutdown, causing a rapid decline in economic activity and a sharp blow to financial markets. But the monetary policy response to the liquidity crisis in MBS was commensurate and April saw a rebound in MBS pricing as liquidity improved. Interest rates ended the period significantly lower than where they began, and the yield on the 10-year U.S. Treasury slid 109 basis points to close April at 0.64%.

•

During the period, the Janus Henderson Mortgage-Backed Securities ETF returned 3.47%, net of fees (based on NAV); its benchmark, the Bloomberg Barclays U.S. MBS Index, returned 3.84%. We think mortgages are well positioned to see stronger returns in the months ahead on the back of higher yields and ongoing support from the U.S. Federal Reserve (Fed). We employ an in-depth research process in our efforts to identify assets with what we believe to be the most attractive borrower behavior amid changing market dynamics. As uncertainty remains high regarding the breadth and depth of the current recession, opportunities for relative value should persist. Nevertheless, we maintain our preference for higher-quality holdings that, in our view, offer the best risk-adjusted return outlook.

•

Janus Henderson Mortgage-Backed Securities ETF is an actively managed, high-quality MBS ETF that offers potential for broad portfolio diversification with little to no corporate credit risk. The Fund seeks to provide total returns in excess of the Bloomberg Barclays U.S. MBS Index without taking additional risk and differentiates itself by employing fundamental loan-level analysis and quantitative modeling in an effort to identify mispriced assets with attractive borrower behavior.

•	Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Janus Detroit Street Trust ½ 1

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Fund At A Glance

April 30, 2020

Sector Allocation – (% of Net Assets)
Mortgage-Backed Securities	143.0%	^
Investment Companies	14.4%
Asset-Backed Securities	1.3%

	158.7%

^

Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Holdings are subject to change without notice.

2 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Performance

Average Annual Total Return for the period ended April 30, 2020
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Mortgage-Backed Securities ETF – NAV	3.46%	7.45%	7.06%
Janus Henderson Mortgage-Backed Securities ETF – Market Price	3.25%	7.23%	6.95%
Bloomberg Barclays U.S. MBS Index	3.84%	7.77%	7.26%

*	The Fund commenced operations on September 12, 2018.

Total	annual expense ratio as stated in the February 28, 2020 prospectus: 0.37%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Janus Detroit Street Trust ½ 3

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 - 4/30/20)†	Net Annualized Expense Ratio (11/1/19 - 4/30/20)
$1,000.00	$1,034.60	$1.77	$1,000.00	$1,023.12	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Asset-Backed Securities – 1.3%
PRPM LLC, 3.9670%, 4/25/24 (144A)	$1,646,777	$1,551,204
PRPM LLC, 3.3510%, 7/25/24 (144A)	1,326,862	1,200,979
PRPM LLC, 3.3510%, 11/25/24 (144A)	1,895,754	1,782,076
Upgrade Receivables Trust, 3.7600%, 11/15/24 (144A)	11,544	11,531
Total Asset-Backed Securities (cost $4,723,591)		4,545,790
Mortgage-Backed Securities – 143.0%
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A)‡	47,860	47,887
Angel Oak Mortgage Trust LLC, 2.8100%, 1/25/47 (144A)‡	20,145	20,025
Angel Oak Mortgage Trust LLC, 4.6290%, 1/25/47 (144A)‡	270,000	267,989
Angel Oak Mortgage Trust LLC, 2.7080%, 11/25/47 (144A)‡	26,148	25,946
Chase Home Lending Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 7/25/49 (144A)‡	875,109	856,232
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.3000%, 2.7873%, 8/25/31 (144A)‡	3,721,470	3,296,113
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1500%, 2.6373%, 9/25/31 (144A)‡	3,258,663	2,977,393
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.0000%, 2.4873%, 7/25/39 (144A)‡	7,018,348	6,400,462
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 0.8000%, 1.2873%, 1/25/40 (144A)‡	6,399,402	6,248,610
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.0000%, 2.4873%, 1/25/40 (144A)‡	1,076,000	757,672
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A)‡	181,986	178,428
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A)‡	114,526	113,747
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A)‡	64,859	63,141
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A)‡	146,774	147,396
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A)‡	138,387	135,098
Eagle RE Ltd., ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 1/25/30 (144A)‡	1,200,000	1,099,271
Federal Home Loan Mortgage Corp., 3.0000%, 2/15/25	16,010	16,043
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.8500%, 2.7966%, 10/25/27‡	34,395	34,133
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 1.2373%, 3/25/30‡	1,233,917	1,223,738
Federal Home Loan Mortgage Corp., 3.0000%, 5/1/31	219,121	232,486
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/31	27,496	28,797
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3500%, 1.1640%, 2/15/32‡	46,149	45,942
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.6500%, 1.4640%, 3/15/32‡	66,085	66,448
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 1.3140%, 7/15/32‡	53,895	53,922
Federal Home Loan Mortgage Corp., 3.0000%, 9/1/32	210,019	222,695
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/33	107,115	113,580
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.4000%, 1.2140%, 1/15/33‡	43,534	43,384
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/33	1,057,223	1,107,224
Federal Home Loan Mortgage Corp., 2.5000%, 11/1/34	1,926,166	2,028,639
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.2500%, 1.0640%, 9/15/35‡	40,432	40,138
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 1.4040%, 10/15/37‡	117,514	118,004
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3000%, 1.1140%, 8/15/40‡	92,550	92,170
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 1.3140%, 9/15/40‡	125,928	125,819
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 1.3640%, 4/15/41‡	409,836	411,307
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/42	121,911	131,667
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	153,069	165,318
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	142,014	153,378

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/43	$2,040	$ 2,177
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	1,409	1,501
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	6,058,840	6,460,574
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	469	506
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/43	110,365	117,712
Federal Home Loan Mortgage Corp., 3.0000%, 6/1/43	560,446	583,512
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	61,731	66,570
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/43	2,263,881	2,416,513
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	640,626	690,842
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,314,240	1,417,258
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/46	4,715,793	5,073,874
Federal Home Loan Mortgage Corp., 3.5000%, 10/1/46	95,220	102,334
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/46	343,099	368,731
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	33,514	35,853
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/47	59,435	63,875
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	362,826	392,830
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/47	387,526	421,160
Federal Home Loan Mortgage Corp., 4.0000%, 11/1/47	917,252	1,012,409
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/47	43,428	46,725
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/47	390,499	424,391
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	224,908	242,760
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	404,024	439,090
Federal Home Loan Mortgage Corp., 3.5000%, 4/1/48	115,482	124,653
Federal Home Loan Mortgage Corp., 4.5000%, 8/1/48	329,443	356,480
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	879,925	960,188
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/48	437,593	473,067
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	73,870	81,345
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	861,846	935,529
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 2.0500%, 2.9966%, 4/25/49 (144A)‡	1,449,730	1,305,732
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	1,156,852	1,238,826
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	211,027	224,141
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	211,701	226,112
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	1,066,739	1,130,353
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	3,383,893	3,572,775
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	2,955,913	3,120,906
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	1,181,685	1,252,892
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	291,963	312,783
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	2,884,739	3,044,641
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	564,115	597,376
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	742,436	786,210
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	883,908	932,904
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	260,454	275,811
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	856,612	904,095
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	984,674	1,042,732
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	969,400	1,026,557
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7000%, 1.1873%, 1/25/50 (144A)‡	2,793,402	2,605,095
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 1.2373%, 1/25/50 (144A)‡	2,019,810	1,980,773
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/50	1,184,250	1,254,074
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/50	804,381	850,791
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/50	1,747,569	1,862,002
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.7000%, 6.1873%, 4/25/28‡	1,781,575	1,799,235
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.9000%, 6.3873%, 10/25/28‡	4,862,825	4,990,462
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 4.2500%, 4.7373%, 1/25/29‡	6,255,660	6,069,775
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.9500%, 1.4373%, 10/25/29‡	97,125	96,357

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 1.0873%, 7/25/30‡	$ 980,154	$ 977,215
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7200%, 1.2073%, 1/25/31‡	132,941	132,481
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.3500%, 2.8373%, 1/25/31‡	75,000	66,953
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.0000%, 2.4873%, 3/25/31‡	3,043,800	2,741,314
Federal National Mortgage Association, 2.5000%, 8/1/31	35,035	36,692
Federal National Mortgage Association, 2.5000%, 10/1/31	33,601	35,280
Federal National Mortgage Association, 2.5000%, 2/1/32	30,981	32,564
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.8873%, 4/25/32‡	55,141	54,954
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 1.0373%, 4/25/32‡	41,392	41,460
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.9873%, 9/25/33‡	56,447	56,459
Federal National Mortgage Association, 3.0000%, 11/1/34	139,971	149,130
Federal National Mortgage Association, 3.0000%, 12/1/34	140,070	149,055
Federal National Mortgage Association, 2.0000%, TBA, 15 Year Maturity(a)	21,000,000	21,650,790
Federal National Mortgage Association, 3.0000%, TBA, 15 Year Maturity(a)	11,437,555	12,063,532
Federal National Mortgage Association, 3.5000%, TBA, 15 Year Maturity(a)	4,822,089	5,093,476
Federal National Mortgage Association, 4.0000%, TBA, 15 Year Maturity(a)	851,500	900,521
Federal National Mortgage Association, 2.5000%, TBA, 15 Year Maturity(a)	10,523,589	10,992,204
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.7873%, 10/25/35‡	46,873	46,649
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.8373%, 4/25/36‡	154,878	153,840
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5200%, 1.0073%, 9/25/37‡	48,997	49,000
Federal National Mortgage Association, 3.0000%, 4/1/38	382,586	407,421
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.8373%, 5/25/38‡	85,438	85,457
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.8873%, 9/25/40‡	34,482	34,467
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 44.1705%, 10/25/40‡	41,248	213,644
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 0.9173%, 11/25/40‡	33,767	33,682
Federal National Mortgage Association, 3.0000%, 9/1/42	572,503	611,089
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.8873%, 9/25/42‡	24,494	24,369
Federal National Mortgage Association, 3.0000%, 10/1/42	387,144	413,215
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.8373%, 10/25/42‡	265,376	263,636
Federal National Mortgage Association, 3.0000%, 1/1/43	707,621	755,314
Federal National Mortgage Association, 3.0000%, 1/1/43	383,172	409,464
Federal National Mortgage Association, 3.0000%, 2/1/43	23,330	24,846
Federal National Mortgage Association, 3.0000%, 2/1/43	292,783	312,516
Federal National Mortgage Association, 3.5000%, 2/1/43	1,665,353	1,798,110
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.9873%, 2/25/43‡	80,891	80,830
Federal National Mortgage Association, 3.0000%, 3/1/43	743,981	792,320
Federal National Mortgage Association, 3.0000%, 3/1/43	257,743	274,489
Federal National Mortgage Association, 3.5000%, 4/1/43	2,980,468	3,214,142
Federal National Mortgage Association, 3.0000%, 5/1/43	3,067,969	3,254,948
Federal National Mortgage Association, 3.0000%, 5/1/43	212,958	226,795
Federal National Mortgage Association, 3.0000%, 5/1/43	2,075,671	2,238,023
Federal National Mortgage Association, 4.0000%, 6/1/43	114,233	124,207
Federal National Mortgage Association, 3.0000%, 8/1/43	569,635	606,612

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association, 3.5000%, 11/1/43	$ 387,919	$ 418,843
Federal National Mortgage Association, 3.5000%, 12/1/43	27,503,767	29,660,112
Federal National Mortgage Association, 3.0000%, 10/1/44	2,043,047	2,183,239
Federal National Mortgage Association, 3.5000%, 2/1/45	7,259,117	7,828,245
Federal National Mortgage Association, 3.5000%, 2/1/45	389,306	419,828
Federal National Mortgage Association, 4.5000%, 6/1/45	12,174	13,458
Federal National Mortgage Association, 3.0000%, 7/1/45	1,135,132	1,208,886
Federal National Mortgage Association, 3.0000%, 10/1/45	4,719	5,023
Federal National Mortgage Association, 3.0000%, 10/1/45	7,600	8,089
Federal National Mortgage Association, 3.0000%, 1/1/46	52,197	55,556
Federal National Mortgage Association, 3.5000%, 1/1/46	145,530	155,843
Federal National Mortgage Association, 3.5000%, 2/1/46	379,400	408,071
Federal National Mortgage Association, 3.0000%, 3/1/46	208,148	220,834
Federal National Mortgage Association, 3.0000%, 3/1/46	367,910	390,333
Federal National Mortgage Association, 3.0000%, 3/1/46	6,024,997	6,392,195
Federal National Mortgage Association, 3.5000%, 5/1/46	126,272	135,718
Federal National Mortgage Association, 3.5000%, 7/1/46	393,034	425,950
Federal National Mortgage Association, 3.5000%, 8/1/46	457,612	491,842
Federal National Mortgage Association, 3.0000%, 9/1/46	497,123	530,628
Federal National Mortgage Association, 3.0000%, 9/1/46	96,012	102,378
Federal National Mortgage Association, 3.0000%, 10/1/46	2,945,769	3,131,981
Federal National Mortgage Association, 3.0000%, 11/1/46	89,255	94,539
Federal National Mortgage Association, 3.5000%, 12/1/46	804,657	864,847
Federal National Mortgage Association, 3.0000%, 1/1/47	149,591	160,959
Federal National Mortgage Association, 3.0000%, 1/1/47	45,837	48,551
Federal National Mortgage Association, 3.0000%, 1/1/47	788,265	840,532
Federal National Mortgage Association, 3.5000%, 1/1/47	183,790	201,831
Federal National Mortgage Association, 4.0000%, 5/1/47	635,929	706,739
Federal National Mortgage Association, 4.5000%, 5/1/47	73,513	81,736
Federal National Mortgage Association, 4.0000%, 6/1/47	70,175	75,450
Federal National Mortgage Association, 4.0000%, 6/1/47	120,616	129,681
Federal National Mortgage Association, 4.0000%, 6/1/47	218,260	233,555
Federal National Mortgage Association, 4.0000%, 6/1/47	154,914	165,652
Federal National Mortgage Association, 4.5000%, 6/1/47	1,440,746	1,560,360
Federal National Mortgage Association, 4.0000%, 7/1/47	45,456	48,641
Federal National Mortgage Association, 4.0000%, 7/1/47	269,837	288,746
Federal National Mortgage Association, 4.0000%, 7/1/47	99,002	105,865
Federal National Mortgage Association, 4.0000%, 7/1/47	253,394	271,150
Federal National Mortgage Association, 4.5000%, 7/1/47	645,563	699,160
Federal National Mortgage Association, 4.5000%, 7/1/47	1,039,629	1,125,941
Federal National Mortgage Association, 4.5000%, 7/1/47	788,316	853,764
Federal National Mortgage Association, 3.5000%, 8/1/47	266,692	292,757
Federal National Mortgage Association, 4.0000%, 8/1/47	348,654	373,085
Federal National Mortgage Association, 4.0000%, 8/1/47	267,378	286,115
Federal National Mortgage Association, 4.5000%, 8/1/47	176,993	191,687
Federal National Mortgage Association, 4.5000%, 8/1/47	1,144,000	1,238,977
Federal National Mortgage Association, 4.0000%, 9/1/47	47,318	50,633
Federal National Mortgage Association, 4.5000%, 9/1/47	598,742	648,451
Federal National Mortgage Association, 4.0000%, 10/1/47	652,834	698,581
Federal National Mortgage Association, 4.0000%, 10/1/47	190,320	203,511
Federal National Mortgage Association, 4.0000%, 10/1/47	129,974	139,082
Federal National Mortgage Association, 4.0000%, 10/1/47	196,425	210,039
Federal National Mortgage Association, 4.0000%, 10/1/47	417,223	446,460
Federal National Mortgage Association, 4.5000%, 10/1/47	143,153	155,038
Federal National Mortgage Association, 4.5000%, 10/1/47	78,506	85,024
Federal National Mortgage Association, 3.5000%, 11/1/47	35,920	39,286
Federal National Mortgage Association, 4.0000%, 11/1/47	607,970	650,573
Federal National Mortgage Association, 4.0000%, 11/1/47	245,691	262,908
Federal National Mortgage Association, 4.5000%, 11/1/47	763,890	827,310
Federal National Mortgage Association, 3.5000%, 12/1/47	273,253	299,960
Federal National Mortgage Association, 4.0000%, 12/1/47	4,724,729	5,052,214

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association, 3.5000%, 1/1/48	$ 202,772	$ 217,510
Federal National Mortgage Association, 4.0000%, 1/1/48	361,823	386,902
Federal National Mortgage Association, 3.0000%, 2/1/48	856,803	922,577
Federal National Mortgage Association, 3.5000%, 2/1/48	168,818	179,493
Federal National Mortgage Association, 3.5000%, 4/1/48	667,366	715,872
Federal National Mortgage Association, 3.5000%, 4/1/48	177,470	194,098
Federal National Mortgage Association, 3.0000%, 5/1/48	464,865	493,197
Federal National Mortgage Association, 5.0000%, 5/1/48	5,166,765	5,617,133
Federal National Mortgage Association, 4.5000%, 6/1/48	8,309,153	8,990,577
Federal National Mortgage Association, 3.5000%, 11/1/48	919,360	1,005,502
Federal National Mortgage Association, 3.5000%, 1/1/49	443,369	474,992
Federal National Mortgage Association, 4.0000%, 2/1/49	4,275,914	4,553,062
Federal National Mortgage Association, 3.5000%, 7/1/49	3,275,215	3,458,030
Federal National Mortgage Association, 3.0000%, 8/1/49	230,319	245,997
Federal National Mortgage Association, 3.0000%, 8/1/49	236,497	252,596
Federal National Mortgage Association, 3.0000%, 9/1/49	410,495	437,238
Federal National Mortgage Association, 4.0000%, 9/1/49	595,495	639,040
Federal National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(a)	27,711,937	29,526,792
Federal National Mortgage Association, 4.5000%, TBA, 30 Year Maturity(a)	2,479,000	2,673,007
Federal National Mortgage Association, 5.0000%, TBA, 30 Year Maturity(a)	696,000	756,468
Federal National Mortgage Association, 3.5000%, 8/1/56	71,225	77,203
Federal National Mortgage Association, 3.0000%, 2/1/57	2,634,481	2,816,072
Federal National Mortgage Association, 3.5000%, 2/1/57	2,729,562	2,972,099
Federal National Mortgage Association, 3.0000%, 6/1/57	154,502	165,104
Federal National Mortgage Association, 3.0000%, 9/1/57	280,123	299,346
Federal National Mortgage Association, 3.0000%, 5/1/58	1,059,125	1,131,803
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 1.1941%, 8/16/29‡	46,922	46,892
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 1.1183%, 7/20/34‡	83,316	83,104
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.0941%, 8/16/34‡	56,449	56,149
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.2000%, 0.9183%, 6/20/35‡	49,683	49,166
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.1500%, 0.8683%, 8/20/35‡	53,993	53,371
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.0183%, 4/20/37‡	20,326	20,196
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3100%, 1.0283%, 6/20/37‡	55,462	55,130
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3200%, 1.0383%, 7/20/37‡	85,264	84,815
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 1.2183%, 10/20/37‡	27,090	27,145
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 1.2183%, 10/20/37‡	64,939	65,059
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 1.2183%, 2/20/38‡	54,630	54,697
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 1.2183%, 2/20/38‡	110,713	110,858
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 1.4183%, 5/20/39‡	56,596	56,749
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 1.3941%, 1/16/40‡	18,585	18,693
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 1.0683%, 6/20/40‡	12,189	12,197
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 1.2241%, 10/16/40‡	91,922	91,903
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 1.0183%, 7/20/41‡	47,172	47,002
Government National Mortgage Association, 4.5000%, 2/20/48	5,334,778	5,737,701

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Government National Mortgage Association, 4.0000%, 5/20/48	$ 1,379,572	$ 1,476,006
Government National Mortgage Association, 4.0000%, 6/20/48	4,554,641	4,870,170
Government National Mortgage Association, 4.5000%, 7/20/48	529,277	553,139
Government National Mortgage Association, 4.5000%, 11/20/48	1,164,567	1,250,735
Government National Mortgage Association, 5.5000%, 12/20/48	389,276	410,601
Government National Mortgage Association, 5.0000%, 1/20/49	819,452	859,614
Government National Mortgage Association, 4.0000%, 2/20/49	1,158,525	1,202,287
Government National Mortgage Association, 5.5000%, 2/20/49	509,224	537,194
Government National Mortgage Association, 4.0000%, 4/20/49	1,257,193	1,300,376
Government National Mortgage Association, 5.0000%, 4/20/49	1,395,313	1,503,133
Government National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(a)	34,012,100	36,062,690
Government National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(a)	6,382,000	6,791,214
Government National Mortgage Association, 4.5000%, TBA, 30 Year Maturity(a)	3,301,200	3,533,869
Government National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(a)	35,913,600	37,671,402
Government National Mortgage Association, 3.0000%, TBA, 30 Year Maturity(a)	39,579,800	41,954,588
JP Morgan Mortgage Trust, 3.0000%, 6/25/45 (144A) ‡	1,892,393	1,922,680
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 11/25/49 (144A)‡	758,847	736,108
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 12/25/49 (144A)‡	1,459,069	1,412,595
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 2/25/50 (144A)‡	881,379	852,771
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 1.0000%, 1.9466%, 6/25/50 (144A)‡	1,339,563	1,317,774
JP Morgan Mortgage Trust, 3.5000%, 6/25/50 (144A)‡	1,329,649	1,282,163
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.0500%, 1.5373%, 11/25/51 (144A)‡	160,667	157,257
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.2500%, 1.7373%, 11/25/51 (144A)‡	3,186,000	3,138,987
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 1.3373%, 11/25/51 (144A)‡	1,964,000	1,950,919
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.1500%, 1.6373%, 11/25/52 (144A) ‡	3,378,378	3,231,699
Mortgage Insurance-Linked Notes, ICE LIBOR USD 1 Month + 0.9500%, 1.4373%, 2/25/30 (144A)‡	680,245	629,086
Mortgage Insurance-Linked Notes, ICE LIBOR USD 1 Month + 1.4500%, 1.9373%, 2/25/30 (144A)‡	2,250,000	1,933,300
New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 1/25/48 (144A)‡	290,169	281,111
PRPM LLC, 4.5000%, 1/25/24 (144A)	3,151,439	2,994,378
Sequoia Mortgage Trust, 2.5000%, 5/25/43 (144A)‡	3,133,858	3,151,857
Sequoia Mortgage Trust, 0.2955%, 11/25/48 (144A)‡,(b)	7,820,259	33,899
Sequoia Mortgage Trust, 4.5000%, 8/25/49 (144A)‡	7,334,168	7,473,520
Sequoia Mortgage Trust, 3.5000%, 9/25/49 (144A)‡	487,132	486,203
Sequoia Mortgage Trust, 4.0000%, 9/25/49 (144A)‡	1,343,101	1,345,806
Spruce Hill Mortgage Loan Trust, 2.6240%, 1/28/50 (144A)‡	2,825,018	2,726,809
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.4698%, 6/24/20 (144A)‡	3,205,000	3,198,803
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.4698%, 10/24/20 (144A)‡	3,206,000	3,192,711
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.2000%, 1.6873%, 8/25/52 (144A)‡	1,333,333	1,322,513
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.4000%, 1.8873%, 8/25/52 (144A)‡	1,584,667	1,570,982
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.6000%, 2.0873%, 8/25/52 (144A)‡	570,000	564,809
Towd Point HE Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.3873%, 4/25/48 (144A)‡	2,334,176	2,244,101
Verus Securitization Trust, 3.8490%, 3/25/58 (144A)‡	51,003	50,161
Verus Securitization Trust, 2.7240%, 1/25/60 (144A)‡	2,411,199	2,362,563
Total Mortgage-Backed Securities (cost $505,443,279)		508,840,838

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

	Shares/ Principal Amounts	Value
Investment Companies – 14.4%
Money Market Funds- 14.4%
Federated Institutional Prime Obligations Fund, 0.50%	$51,210,780	$51,236,385
Total Money Market Funds (cost $51,206,939)		51,236,385
Total Investments (total cost $561,373,809) – 158.7%		564,623,013
Liabilities, net of Cash, Receivables and Other Assets – (58.7%)		(208,865,564)
Net Assets – 100%		$355,757,449

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$564,623,013	100.0%

Schedule of TBA sales commitments – (% of Net Assets)

	Principal Amounts	Value
Securities Sold Short – (8.1)%
Mortgage-Backed Securities – (8.1)%
Federal National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(a)	$(12,706,000)	$(13,228,725)
Federal National Mortgage Association, 3.0000%, TBA, 30 Year Maturity(a)	(5,672,862)	(5,988,614)
Federal National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(a)	(9,187,000)	(9,709,740)
Total Securities Sold Short (proceeds $28,890,401)		$(28,927,079)

Summary of Investments by Country – (Short Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$(28,927,079)	100.0%

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended April 30, 2020.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended April 30, 2020

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$—	$1,001,937	$1,001,937
Swap contracts	(25,873)	(560)	(26,433)
Total	$(25,873)	$1,001,377	$975,504

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2020

Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$—	$14,332	$14,332
Swap contracts	13,155	—	13,155
Total	$13,155	$14,332	$27,487

Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of Operations.

Average ending Monthly Market Value of Derivative Instruments During the Period Ended April 30, 2020

Derivative	Market Value
Futures contracts, purchased	$19,249,803
Futures contracts, sold	2,188,027
Centrally Cleared Credit default swaps, buy protection	(12,756)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Schedule of Investments and Other Information (unaudited)

April 30, 2020

Bloomberg Barclays U.S. MBS Index	Bloomberg Barclays U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.

ICE	Intercontinental Exchange

LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

TBA	(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2020.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2020 is $84,638,365 which represents 23.8% of net assets.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

(b)	IO – Interest Only

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2020. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Asset-Backed Securities	$—	$4,545,790	$—

Mortgage-Backed Securities	—	508,840,838	—

Investment Companies	51,236,385	—	—

Total Assets	$51,236,385	$513,386,628	$—

Liabilities

TBA sales commitments(a):

Mortgage-Backed Securities	$—	$28,927,079	$—

Total Liabilities	$—	$28,927,079	$—

Janus Detroit Street Trust ½ 13

Janus Henderson Mortgage-Backed Securities ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2020

Assets:
Investments, at value(1)	$564,623,013
Cash	4,100
Due from broker for futures	590,000
Receivables:
Investments sold	382,305,439
Interest	650,804
Interest receivable for short sales	6,675
Total Assets	948,180,031
Liabilities:
TBA sales commitments, at value(2)	28,927,079
Payables:
Investments purchased	563,398,245
Management fees	97,258
Total Liabilities	592,422,582
Net Assets	$355,757,449
Net Assets Consists of:
Capital (par value and paid-in surplus)	$347,898,821
Total distributable earnings (loss)	7,858,628
Total Net Assets	$355,757,449
Net Assets	$355,757,449
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	6,700,001
Net Asset Value Per Share	$53.10

(1)	Includes cost of $561,373,809.
(2)	Proceeds $28,890,401.

See Notes to Financial Statements.

14 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Statement of Operations (unaudited)

For the period ended April 30, 2020

Investment Income:
Dividends	$140,217
Interest	3,956,021
Total Investment Income	4,096,238
Expenses:
Management Fees	459,243
Total Expenses	459,243
Net Investment Income/(Loss)	3,636,995
Net Realized Gain/(Loss) on Investments:
Investments	$4,264,384
TBA sales commitments	(1,517,727)
Futures contracts	1,001,937
Swap contracts	(26,433)
Total Net Realized Gain/(Loss) on Investments	$3,722,161
Change in Unrealized Net Appreciation/Depreciation:
Investments	$1,394,585
TBA sales commitments	12,441
Futures contracts	14,332
Swap contracts	13,155
Total Change in Unrealized Net Appreciation/Depreciation	$1,434,513
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,793,669

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Mortgage-Backed Securities ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Operations:
Net investment income/(loss)	$3,636,995	$2,402,270
Net realized gain/(loss) on investments	3,722,161	2,134,088
Change in unrealized net appreciation/depreciation	1,434,513	1,934,610
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,793,669	6,470,968
Dividends and Distributions to Shareholders:
Dividends and Distributions	(4,768,303)	(2,074,830)
Net Decrease from Dividends and Distributions to Shareholders	(4,768,303)	(2,074,830)
Capital Share Transactions	183,350,640	131,792,173
Net Increase/(Decrease) in Net Assets	187,376,006	136,188,311
Net Assets:
Beginning of period	168,381,443	32,193,132
End of period	$355,757,449	$168,381,443

See Notes to Financial Statements.

16 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2020 (unaudited) and each year or period ended October 31	2020	2019	2018(1)
Net Asset Value, Beginning of Period	$52.62	$49.53	$50.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.72	1.56	0.17
Net realized and unrealized gain/(loss)	0.90	3.03	(0.64)
Total from Investment Operations	1.62	4.59	(0.47)
Less Dividends and Distributions:
Dividends (from net investment income)	(1.14)	(1.50)	—
Total Dividends and Distributions	(1.14)	(1.50)	—
Net Asset Value, End of Period	$53.10	$52.62	$49.53
Total Return*	3.46%	9.40%(3)	(0.94)%
Net assets, End of Period (in thousands)	$355,757	$168,381	$32,193
Average Net Assets for the Period (in thousands)	$263,866	$78,797	$30,452
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.35%	0.35%
Ratio of Net Investment Income/(Loss)	2.77%	3.05%	2.67%
Portfolio Turnover Rate(4)(5)	207%	348%	91%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 17

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers five Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) by certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

18 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Detroit Street Trust ½ 19

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends from net investment income are generally declared and distributed monthly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2020 is discussed in further detail below.

The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

•

Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

20 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either

Janus Detroit Street Trust ½ 21

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to increase interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not decreased.

22 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). The United Kingdom formally left the EU on January 31, 2020 and entered into an eleven-month transition period, during which the United Kingdom will remain subject to EU laws and regulations. There is considerable uncertainty relating to the potential consequences of the United Kingdom’s exit and how negotiations for new trade agreements will be conducted or concluded.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure and reinsure against the impact of natural disasters.

LIBOR Replacement Risk

The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a reference rate for various rate calculations. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on

Janus Detroit Street Trust ½ 23

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. However, global consensus on alternative rates is lacking. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could adversely impact (i) volatility and liquidity in markets that are tied to LIBOR, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund’s performance and/or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Markets are slowly developing in response to these new rates. Uncertainty regarding the process for amending existing contracts or instruments to transition away from LIBOR remains a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage and Asset-Backed Securities

The Fund purchases fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on mortgage-backed and other asset-backed securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be

24 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

TBA Commitments

The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund is required to segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Rules of the Financial Industry Regulatory Authority (“FINRA”) which are expected to be effective in March 2021, include mandatory margin requirements for TBA commitments which, in some circumstances, will require the Fund to also post collateral. These collateral requirements may increase costs associated with the Fund’s participation in the TBA market.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2020, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

Janus Detroit Street Trust ½ 25

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions.

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2020, Janus Capital owned 1 share or less than 0.0% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2020, the Fund engaged in cross trades amounting to $47,492,940 in purchases.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2020 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$561,455,639	$6,503,199	$(3,335,825)	$3,167,374

26 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended April 30, 2020		Year ended October 31, 2019)
	Shares	Amount	Shares	Amount
Shares sold	3,925,000	$205,597,039	2,825,000	$146,011,506
Shares repurchased	(425,000)	(22,246,399)	(275,000)	(14,219,333)
Net Increase/(Decrease)	3,500,000	$183,350,640	2,550,000	$131,792,173

7. Purchases and Sales of Investment Securities

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$454,751,460	$381,031,719	$279,775,543	$171,453,913

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided to early adopt the removed and modified disclosures in these financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

9. Other Matters

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 has been and may continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to utilize cash redemptions, if any. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

10. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2020 and through the date of the issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

At an in-person meeting held on April 23, 2020, the Board approved an amendment to the Fund’s Investment Advisory and Management Agreement, which provides for a new management fee rate schedule that reduces the annual

Janus Detroit Street Trust ½ 27

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

management fee rate payable by the Fund to Janus Capital. The new annual management fee rate is effective May 1, 2020 and is provided below.

New Management Fee Rate (As a Percentage of Daily Net Assets)

$0-$500 million	0.30%
Next $500 million	0.25%
Over $1 billion	0.20%

28 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Detroit Street Trust ½ 29

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 22-23, 2020 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”) and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD and JMBS, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since the inception of the Funds. The Trustees previously met via telephone on March 13, 2020 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and

30 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and OLD were in the 1st, 2nd, 2nd, 1st and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further noted that the Adviser had further reduced the management fees charged to JSMD, JSML, VNLA, JMBS and OLD at the April 22-23, 2020 Meeting by implementing reductions in breakpoints and, in the case of VNLA, installing an expense limitation agreement to cap that Fund’s total operating expenses at 0.26%.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints in the current investment advisory agreement at various asset levels.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, and/or three-year period, as applicable. The Board noted that for the one-, two- and three-year periods, respectively, OLD was reported to be in the 1st, 1st and 4th quintiles, JSMD was reported to be in the 3rd, 2nd and 3rd quintiles and JSML was reported to be in the 3rd, 2nd and 2nd quintiles. VNLA was reported to be in the 5th and 2nd quintiles for the one- and two-year periods, respectively. JMBS was reported to be in the 2nd quintile for the one-year period. The Board considered the Adviser’s explanation of performance provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.

With respect to OLD, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Detroit Street Trust ½ 31

Janus Henderson Mortgage-Backed Securities ETF

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. The Trustees of the Fund (the “Trustees”) authorized the Fund to adopt a LRMP effective December 1, 2018, and the Trustees subsequently approved the Fund’s LRMP that went into effect on June 1, 2019. The LRMP incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) in-kind exchange-traded funds; (vi) redemptions in-kind; and (vii) board oversight. The LRMP also takes into account considerations unique to an exchange traded fund (“ETF”), including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether the ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.

The Trustees have designated Janus Capital Management LLC, the Fund’s investment adviser (“Janus Capital”), as the Program Administrator for the LRMP. A working group comprised of various groups within Janus Capital’s business is responsible for administering different aspects of the LRMP.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Janus Capital that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, as applicable, and any material changes to the LRMP (the “Program Administrator Report”). During the semi-annual period ended April 30, 2020, Janus Capital provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Program Administrator Report, and the Fund was able to process redemptions during the normal course of business during the Reporting Period. In addition, Janus Capital expressed its belief in the Program Administrator Report that:

•

the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; and

•	the LRMP, including the Highly Liquid Investment Minimum where applicable, was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk.

*            *            *

32 ½ APRIL 30, 2020

Janus Henderson Mortgage-Backed Securities ETF

Notes

Janus Detroit Street Trust ½ 33

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93085 04-20

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semiannual reports.

Item 6. Investments.

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

	(2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

	(3)	Not applicable.

	(4)	Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date: June 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date: June 29, 2020

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 29, 2020